Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	ASPEN GROUP, INC.
Entity Central Index Key	0001487198
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Amendment Description	This amendment is being filed to comply with regulations.
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company

Condensed Consolidated Balance Sheets (Unaudited) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 2,477,356	$ 766,602	$ 294,838
Accounts receivable, net of allowance of $99,580 and $47,595, respectively	726,063	847,234	1,064,663
Accounts receivable, secured - related party	0	772,793	780,169
Note receivable from officer, secured - related party	0	150,000	0
Prepaid expenses and other current assets	80,682	103,478	5,794
Other current assets	20,927	0	0
Total current assets	3,305,028	2,640,107	2,145,464
Restricted cash	264,832	0	0
Property and equipment, net	104,762	129,944	21,884
Intangible assets, net	1,388,531	1,236,996	494,161
Accounts receivable, secured-related party, net of allowance of $502,315 and $0, respectively	270,478	0	0
Other assets	6,559	6,559	6,559
Total assets	5,340,190	4,013,606	2,668,068
Liabilities and Stockholders' Equity (Deficiency)
Accounts payable	1,435,595	1,094,029	313,326
Accrued expenses	973,500	167,528	266,116
Deferred revenue	1,107,274	835,694	890,204
Convertible notes payable, current portion - related parties	600,000	0	0
Notes payable, current portion	22,000	6,383	30,871
Loan payable to stockholder	491	0	0
Deferred rent, current portion	5,766	4,291	2,324
Total current liabilities	4,144,626	2,107,925	1,502,841
Line of credit	215,754	233,215	243,499
Loans payable (includes $50,000 to related parties)	0	200,000	200,000
Convertible notes payable (includes $50,000 to related parties)	200,000	0	0
Notes payable	0	8,768	15,151
Deferred rent	16,582	21,274	25,565
Total liabilities	4,576,962	2,571,182	1,987,056
Commitments and contingencies - See note 7
Temporary equity:
Series A preferred stock, $0.001 par value; 850,500 shares designated, none and 850,395 shares issued and outstanding, respectively	0	809,900	0
Series D preferred stock, $0.001 par value; 3,700,000 shares designated, none and 1,176,750 shares issued and outstanding, respectively (liquidation value of $1,176,750)	0	1,109,268	0
Series E preferred stock, $0.001 par value; 2,000,000 shares designated, none and 1,700,000 shares issued and outstanding, respectively (liquidation value of $1,700,000)	0	1,550,817	0
Total temporary equity	0	3,469,985	0
Stockholders' equity:
Series C preferred stock, $0.001 par value; 11,411,400 shares designated, none and 11,307,450 shares issued and outstanding, respectively (liquidation value of $11,307)	0	11,307	0
Series B preferred stock, $0.001 par value; 368,421 shares designated, none and 368,411 shares issued and outstanding, respectively	0	368	0
Common stock, $0.001 par value; 120,000,000 shares authorized, 35,275,204 and 11,837,930 and 21,000,000 issued and outstanding, respectively	53,165	11,838	21,000
Additional paid-in capital	11,212,809	3,275,296	3,850,809
Accumulated deficit	(10,502,746)	(5,326,370)	(3,190,797)
Total stockholders' equity	763,228	(2,027,561)	681,012
Total liabilities and stockholders' equity	$ 5,340,190	$ 4,013,606	$ 2,668,068

Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Temporary equity:
Preferred stock, par value Series A	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series A	850,500	850,500	0
Preferred stock, issued shares Series A	850,395	850,395	0
Preferred stock, outstanding shares Series A	850,395	850,395	0
Preferred stock, par value Series D	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series D	3,700,000	3,700,000	0
Preferred stock, issued shares Series D	1,176,750	1,176,750	0
Preferred stock, outstanding shares Series D	1,176,750	1,176,750	0
liquidation value, Series D	$ 1,176,750	$ 1,176,750	$ 0
Preferred stock, par value Series E	$ 0.001	$ 0.001	$ 0
Preferred stock, designated shares Series E	2,000,000	2,000,000	0
Preferred stock, issued shares Series E	1,700,000	1,700,000	0
Preferred stock, outstanding shares Series E	1,700,000	1,700,000	0
liquidation value, Series E	1,700,000	1,700,000	0
Stockholders' Equity:
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, authorized shares	10,000,000	10,000,000	10,000,000
Preferred stock, par value Series C	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series C	11,411,400	11,411,400	11,411,400
Preferred stock, issued shares Series C	11,307,450	11,307,450	0
Preferred stock, outstanding shares Series C	11,307,450	11,307,450	0
liquidation value, Series C	$ 11,307	$ 11,307	$ 0
Preferred stock, par value Series B	$ 0.001	$ 0.001	$ 0.001
Preferred stock, designated shares Series B	368,421	368,421	368,421
Preferred stock, issued shares Series B	368,411	368,411	0
Preferred stock, outstanding shares Series B	368,411	368,411	0
Commont Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, authorized shares	120,000,000	120,000,000	120,000,000
Common stock, issued shares	53,164,863	11,837,930	21,000,000
Common stock, outstanding shares	53,164,863	11,837,930	21,000,000

Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,253,190	$ 1,134,315	$ 4,018,291	$ 3,092,779	$ 4,477,931	$ 3,028,699
Revenues - related party	0	0	0	0	0	125,000
Total Revenues	1,253,190	1,134,315	4,018,291	3,092,779	4,477,931	3,153,699
Costs and expenses:
Instructional costs and services	759,805	512,053	2,504,215	1,498,667	2,493,341	1,759,140
Marketing and promotional	299,401	132,569	1,176,814	272,959	1,181,558	242,134
General and administrative	1,389,940	1,274,238	4,368,454	2,328,421	2,634,453	998,777
Receivable collateral valuation service	193,198	0	502,315	0	0	0
Depreciation and amortization	103,738	71,442	289,675	177,846	264,082	338,803
Total costs and expenses	2,746,082	1,990,302	8,841,473	4,277,893	6,573,434	3,338,854
Operating loss	(1,492,892)	(855,987)	(4,823,182)	(1,185,114)	(2,095,503)	(185,155)
Other income (expense):
Interest income	153	347	882	355	2,656	8
Interest expense	(229,237)	(4,550)	(359,955)	(11,376)	(27,850)	(18,399)
Gain on disposal of property and equipment	0	0	5,879	0	0	0
Loss due to unauthorized borrowing	0	0	0	(14,876)	(14,876)	(261,468)
Total other income (expense)	(229,084)	(4,203)	(353,194)	(25,897)	(40,070)	(279,859)
Loss before income taxes	(1,721,976)	(860,190)	(5,176,376)	(1,211,011)	(2,135,573)	(465,014)
Income tax expense (benefit)	0	0	0	0	0	0
Net loss	(1,721,976)	(860,190)	(5,176,376)	(1,211,011)	(2,135,573)	(465,014)
Cumulative preferred stock dividends	0	(24,685)	(37,379)	(40,219)	(87,326)	0
Net loss allocable to common stockholders	$ (1,721,976)	$ (884,875)	$ (5,213,755)	$ (1,251,230)	$ (2,222,899)	$ (465,014)
Loss per share:
Basic and diluted	$ (0.05)	$ (0.07)	$ (0.18)	$ (0.08)	$ (0.14)	$ (0.02)
Weighted average number of common shares outstanding:
Basic and diluted	35,687,944	11,871,950	29,172,716	16,559,115	15,377,413	21,000,000

Condensed Consolidated Statement of Changes in Stockholders��� Equity (Deficiency) (Unaudited) (USD $)	Preferred Stock Series B	Preferred Stock Series C	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance - Amount at Dec. 31, 2011	$ 368	$ 11,307	$ 11,838	$ 3,275,296	$ (5,326,370)	$ (2,027,561)
Beginning Balance - Shares at Dec. 31, 2011	368,411	11,307,450	11,837,930
Conversion of all preferred shares into common shares, Shares	(368,411)	(11,307,450)	13,677,274
Conversion of all preferred shares into common shares, Amount	(368)	(11,307)	13,677	3,467,983		3,469,985
Recapitalization, Shares			9,760,000
Recapitalization, Amount			9,760	(30,629)		(20,869)
Conversion of convertible notes into common shares, Shares			5,293,152
Conversion of convertible notes into common shares, Amount			5,293	1,770,532		1,775,825
Issuance of common shares and warrants for cash			7,877,144
Issuance of common shares and warrants for cash			7,877	2,487,022		2,494,899
Issuance of common shares and warrants due to price protection, Shares			4,516,917
Issuance of common shares and warrants due to price protection, Amount			4,517	(4,517)		0
Issuance of common shares and warrants to settle accrued interest, Shares			202,446
Issuance of common shares and warrants to settle accrued interest, Amount			203	70,451		70,654
Stock-based compensation				176,671		176,671
Net loss					(5,176,376)	(5,176,376)
Ending Balance, Amount at Sep. 30, 2012	$ 0	$ 0	$ 53,165	$ 11,212,809	$ (10,502,746)	$ 763,228
Ending Balance, Shares at Sep. 30, 2012	0	0	53,164,863

Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (5,176,376)	$ (1,211,011)	$ (2,135,573)	$ (465,014)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Provision for bad debts	197,952	16,963	21,200	23,379
Receivable collateral valuation service	502,315	0	0	0
Amortization of debt issuance costs	266,473	0	0	0
Gain on disposal of property and equipment	(5,879)	0	0	0
Depreciation and amortization	289,675	177,845	264,082	338,803
Loss on settlement of accrued interest	3,339	0	0	0
Issuance of convertible notes in exchange for service rendered	38,175	22,000	22,000	0
Stock-based compensation	176,671	0	0	0
Changes in operating assets and libilities, net of effects of acquisition:
Accounts receivable	(76,781)	314,588	196,229	(339,313)
Accounts receivable, secured-related party	0	7,376	7,376	9,176
Prepaid expenses	22,796	(171,116)	(97,684)	821
Other current assets	(20,927)	(274)	0	0
Accounts payable	353,216	570,388	780,703	105,793
Accrued expenses	872,572	(246,083)	(98,588)	84,802
Deferred rent	(3,217)	(1,743)	(2,324)	(358)
Deferred revenue	271,580	131,012	(54,510)	516,992
Settlement payable	0	0	0	(169,403)
Net cash (used in) operating activities	(2,288,416)	(390,055)	(1,097,089)	105,678
Cash flow from investing activities:
Cash acquired as part of merger	337	3,200	3,200	0
Purchases of property and equipment	(6,005)	(133,431)	(133,431)	0
Purchases of intangible assets	(419,295)	(789,262)	(981,546)	(189,905)
Increase in restricted cash	(264,832)	0	0	0
Advances to officer for note receivable	0	(238,210)	(388,210)	0
Proceeds received from officer loan repayment	150,000	0	238,210	0
Net cash (used in) investing activities	(539,795)	(1,157,703)	(1,261,777)	(189,905)
Cash flows from financing activities:
Proceeds from (repayments in) line of credit, net	(17,461)	(4,529)	(10,284)	6,753
Proceeds from issuance of common shares and warrants, net	2,494,899	0	0	250,500
Principal payment on note payable	0	(4,357)	(30,871)	(25,399)
Proceeds received from issuance of convertible notes and warrants	1,706,000	255,000	328,000	0
Proceeds from related party for convertible notes	600,000	73,000	0	0
Disbursemenents for debt issuance costs	(266,473)	0	0	0
Proceeds from issuance of Series A and D preferred stock	0	3,469,985	3,469,985	0
Repayments of convertible notes payable	0	(25,000)	0	0
Proceeds from note payable	22,000	0	0	0
Disbursements for stockholder rescissions	0	0	(165,000)	0
Disbursements to purchase treasury shares	0	(740,000)	(761,200)	0
Net cash provided by financing activities	4,538,965	3,024,099	2,830,630	231,854
Net (decrease) increase in cash and cash equivalents	1,710,754	1,476,341	471,764	147,627
Cash and cash equivalents at beginning of period	766,602	294,838	294,838	147,211
Cash and cash equivalents at end of period	2,477,356	1,771,179	766,602	294,838
Supplemental disclosure of cash flow information:
Cash paid for interest	273,170	18,329	34,804	15,773
Income taxes paid	0	0	0	0
Supplemental disclosure of non-cash investing and financing activities:
Conversion of all preferred shares into common shares	3,469,985	0	0	0
Conversion of convertible notes payable into common shares	1,775,825	0	0	0
Conversion of loans payable to convertible notes payable	200,000	0	0	0
Issuance of common shares and warrants to settle accrued interest	70,654	0	0	0
Liabilities assumed in recapitalization	21,206	0	0	0
Settlement of notes payable by disposal of property and equipment	15,151	0	0	0
Issuance of convertible notes payable to pay accounts payable	11,650	0	0	0
Conversion of convertible notes payable into Preferred Series B shares	0	350,000	350,000	0
Recognition of accrual to rescing common shares	$ 0	$ 165,000	$ 0	$ 0

1. Nature of Operations and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
1. Nature of Operations and Going Concern

Note 1.Nature of Operations and Going Concern

Overview

Aspen Group, Inc. (together with its subsidiaries, the “Company” or “Aspen”) was founded in Colorado in 1987 as the International School of Information Management.  On September 30, 2004, it was acquired by Higher Education Management Group, Inc. (“HEMG”) and changed its name to Aspen University Inc.  On May 13, 2011, the Company formed in Colorado a subsidiary, Aspen University Marketing, LLC, which is currently inactive.  On March 13, 2012, the Company was recapitalized in a reverse merger (See Note 9).  All references to the Company or Aspen before March 13, 2012 are to Aspen University, Inc.

Aspen’s mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education.  One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 87% of our degree-seeking students (as of September 30, 2012) were enrolled in graduate degree programs (Master or Doctorate degree program).  Since 1993, we have been nationally accredited by the Distance Education and Training Council (“DETC”), a national accrediting agency recognized by the U.S. Department of Education (the “DOE”).

Basis of Presentation

The interim condensed consolidated financial statements included herein have been prepared by the Company, without audit, pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”).  In the opinion of the Company’s management, all adjustments (consisting of normal recurring adjustments and reclassifications and non-recurring adjustments) necessary to present fairly our results of operations for the three and nine months ended September 30, 2012 and 2011, our cash flows for the nine months ended September 30, 2012 and 2011 and our financial position as of September 30, 2012 have been made.  The results of operations for such interim periods are not necessarily indicative of the operating results to be expected for the full year.

Certain information and disclosures normally included in the notes to the annual consolidated financial statements have been condensed or omitted from these interim consolidated financial statements.  Accordingly, these interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto included in our Report on Form 8-K/A for the year ended December 31, 2011, as filed with the SEC on September 21, 2012.  The December 31, 2011 balance sheet is derived from those statements.

Going Concern

The Company had a net loss allocable to common stockholders of $5,213,755 and negative cash flows from operations of $2,288,416 for the nine months ended September 30, 2012.  The Company’s ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors.  These matters raise substantial doubt about the Company's ability to continue as a going concern.  Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of equity securities.  Since the beginning of 2012, the Company has raised $5,063,000 in gross funding including: (i) $1,706,000 from the sale of convertible notes and warrants under the Laidlaw arrangement (See Note 6), (ii) $600,000 from the sale of convertible notes to the Company’s CEO (See Notes 6 and 11), and (iii) $2,757,000 from Units (consisting of common shares and warrants) (See Note 9).  In addition, the Company is seeking to raise up to $2,030,000 from the sale of additional Units as part of the same Unit offering described above.

The consolidated financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

Overview

Aspen University Inc. (together with its subsidiary, the “Company”, “Aspen” or the “University”) was founded in Colorado in 1987 as the International School of Information Management.  On September 30, 2004, the University was acquired by Higher Education Management Group, Inc. (“HEMG”) and changed its name to Aspen University Inc.  On May 13, 2011, the Company formed in Colorado a subsidiary, Aspen University Marketing, LLC, which is currently inactive.

Aspen’s mission is to become an institution of choice for adult learners by offering cost-effective, comprehensive, and relevant online education.  One of the key differences between Aspen and other publicly-traded, exclusively online, for-profit universities is that approximately 88% of our degree-seeking students (as of December 31, 2011) were enrolled in graduate degree programs (Master or Doctorate degree program).  Since 1993, we have been nationally accredited by the Distance Education and Training Council (“DETC”), a national accrediting agency recognized by the U.S. Department of Education (the “DOE”).

Merger with Education Growth Corporation

On May 19, 2011, the Company closed an Agreement and Plan of Merger (the “Merger Agreement”) wherein the Company acquired Education Growth Corporation, Inc. (“EGC”), a privately-held corporation formed in Delaware on January 21, 2011.  EGC merged with and into Aspen University Inc. and Aspen University Inc. was the surviving corporation.

The consideration with respect to the merger with EGC consisted of 3,200,000 common shares of the Company.  EGC was not an operating company and it did not meet the definition of a business for business combination accounting.  EGC did possess intellectual property and, accordingly, the merger was accounted for as an asset acquisition.  Since the stockholders of EGC acquired more than a 10% voting interest in the Company, the asset acquisition was accounted for in accordance with Staff Accounting Bulletin, Topic 5G, “Transfers of Nonmonetary Assets by Promoters or Shareholders”.  Accordingly, the assets acquired in the merger have been recorded at the transferors’ historical cost basis determined under GAAP.  The net purchase price, including acquisition costs paid, was allocated to assets acquired and liabilities assumed as follows:

Current assets (including cash of $3,200)	$3,200
Intangible assets	-
Liabilities assumed	-
Net purchase price	$3,200

Intangible assets acquired include a proprietary database of education-specific media publishers, a database of key words and performance metrics specific to the internet search channel of the education market, and a proprietary lead database processing architecture.

Going Concern

The Company had a net loss allocable to common stockholders of $2,222,899 and negative cash flows from operations of $1,097,089 for the year ended December 31, 2011.  The Company’s ability to continue as a going concern is contingent on securing additional debt or equity financing from outside investors.  These matters raise substantial doubt about the Company's ability to continue as a going concern.  In this regard, we note that the Company raised $2,876,750 during the second half of 2011.  Management plans to continue to implement its business plan and to fund operations by raising additional capital through the issuance of debt and equity securities.  Since the beginning of 2012, the Company has received an additional $450,000 in funding from the sale of convertible note instruments and warrants.

Also, the Company has presently engaged an underwriter, Laidlaw & Company (UK) Ltd., to assist in raising up to $6,000,000 in additional equity capital subsequent to the close of the merger with Aspen Group Inc.  It is important to note that, based on the accompanying consolidated financial statements for the periods presented, the Company is reporting composite scores of 0.1 (2011) and 0.2 (2010) (calculated in accordance with U.S. Department of Education regulations), which is below the 1.5 minimum composite score required for an institution to be deemed financially responsible without the need for further federal oversight.

The financial statements do not include any adjustments relating to the recovery of the recorded assets or the classification of the liabilities that might be necessary should the Company be unable to continue as a going concern.

2. Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
2. Significant Accounting Policies

Note 2. Significant Accounting Policies

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements.  Actual results could differ from those estimates.  Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, the valuation and amortization periods of intangible assets, valuation of stock-based compensation and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted cash represents amounts pledged as security for transactions involving Title IV programs.  Upon the DOE’s completion of its review of the Company’s application to participate in Title IV programs, the funds are expected to be released and available for use by the Company.

Consistent with the Higher Education Act, Aspen’s certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen must apply to DOE to reestablish its eligibility and certification to participate in the Title IV programs.  However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution that is seeking approval of a change in ownership, like Aspen, under certain circumstances while the DOE reviews the institution’s application.  On March 15, 2012 the DOE asked Aspen to provide to the DOE by March 28, 2012 a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011.  On March 27, 2012, the Company opened a 12-month money market account, maturing March 28, 2013, with its banking institution in the amount of $105,865 and pledged that to the letter of credit.  On June 18, 2012, the DOE, having reviewed Aspen’s same-day balance sheet filing and application for approval of the change in ownership and control, notified Aspen of the DOE’s requirement that Aspen increase its letter of credit by August 31, 2012 from 10% to 25% of Aspen’s Title IV receipts in 2011.  Accordingly, on August 27, 2012, the Company deposited an additional $158,500 into the money market acct.  On August 31, 2012, the Company pledged the additional $158,500 to the letter of credit and extended the due date to December 31, 2013.  The Company shall consider $264,832 (includes accrued interest of $467) as restricted cash (shown as a long-term asset as of September 30, 2012) until such letter of credit expires.  As of September 30, 2012, the account bears interest of 0.25%.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Net Loss Per Share

Net loss per common share is based on the weighted average number of shares of common stock outstanding during each period. Common stock equivalents, including 4,764,371 and 0 stock options, 6,643,264 and 456,000 stock warrants, and a variable amount of shares (a minimum of 1,357,143 and 0 common shares as of September 30, 2012 and 2011) underlying $800,000 and $0 of convertible notes payable for the nine months ended September 30, 2012 and 2011, respectively, are not considered in diluted loss per share because the effect would be anti-dilutive.

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income.  This ASU is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen University Inc. and its wholly-owned subsidiary.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of the consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the consolidated financial statements.Actual results could differ from those estimates.  Significant estimates in the accompanying consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, the valuation and amortization periods of intangible assets, and the valuation allowance on deferred tax assets.

Cash and Cash Equivalents

The Company considers all highly liquid investments with maturities of three months or less at the time of purchase to be cash equivalents.

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

•	Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

•	Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

•	Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including cash and cash equivalents, accounts receivable, accounts payable and accrued expenses are carried at historical cost basis, which approximates their fair values because of the short-term nature of these instruments.

Accounts Receivable and Allowance for Doubtful Accounts Receivable

Accounts receivable consist primarily of student accounts receivable, which represent amounts due for tuition, technology fees and other fees from students who are in the course of completing a degree or certificate program.  Students generally fund their education through personal funds, grants and/or loans under various DOE Title IV programs, or tuition assistance from military and corporate employers.  Accounts receivable also includes amounts due from the sale of course curricula to other entities, which last occurred in 2010.

Accounts and student loans receivable are stated at the amount management expects to collect from outstanding balances.  An allowance for doubtful accounts is estimated by management based on (i) an assessment of individual accounts receivable over a specific aging and amount (and all other balances on a pooled basis based on historical collection experience), (ii) consideration of the nature of the receivable accounts and (iii) potential changes in the economic environment.  Bad debt expense is recorded in instructional costs and services expense in the consolidated statements of operations.

All students are required to select both a primary and secondary payment option with respect to amounts due to the University for tuition, fees and other expenses.  The most common payment option for the University’s students is personal funds or payment made on their behalf by an employer.  In instances where a student selects financial aid as the primary payment option, he or she often selects personal cash as the secondary option.  If a student who has selected financial aid as his or her primary payment option withdraws prior to the end of a course but after the date that the University’s institutional refund period has expired, the student will have incurred the obligation to pay the full cost of the course.  If the withdrawal occurs before the date at which the student has earned 100% of his or her financial aid, the University will have to return all or a portion of the Title IV funds to the DOE and the student will owe the University all amounts incurred that are in excess of the amount of financial aid that the student earned and that the University is entitled to retain.  In this case, the University must collect the receivable using the student’s second payment option.

For accounts receivable from students, the University records an allowance for doubtful accounts for estimated losses resulting from the inability, failure or refusal of its students to make required payments, which includes the recovery of financial aid funds advanced to a student for amounts in excess of the student’s cost of tuition and related fees.  The University determines the adequacy of its allowance for doubtful accounts based on an analysis of its historical bad debt experience, current economic trends, and the aging of the accounts receivable and student status.  The University applies reserves to its receivables based upon an estimate of the risk presented by the age of the receivables and student status.  Historically, the University has written off accounts receivable balances at the earlier of the time the balances were deemed uncollectible, or one year after the revenue is generated.  The University continues to reflect accounts receivable with an offsetting allowance as long as management believes there is a reasonable possibility of collection.

For accounts receivable from companies, the Company estimates its allowance for doubtful accounts by evaluating specific accounts where information indicates the customers may have an inability to meet financial obligations, such as bankruptcy proceedings and receivable amounts outstanding for an extended period beyond contractual terms.  In these cases, the Company uses assumptions and judgment, based on the best available facts and circumstances, to record a specific allowance for those customers against amounts due to reduce the receivable to the amount expected to be collected.  These specific allowances are re-evaluated and adjusted as additional information is received.  The amounts calculated are analyzed to determine the total amount of the allowance.  The Company may also record a general allowance as necessary.

Direct write-offs are taken in the period when the Company has exhausted its efforts to collect overdue and unpaid receivables or otherwise evaluate other circumstances that indicate that the Company should abandon such efforts.

Property and Equipment

Property and equipment are recorded at cost less accumulated depreciation.  Depreciation is computed using the straight-line method over the estimated useful lives of the related assets per the following table.

Category	Depreciation Term
Call center equipment	5 years
Computer and office equipment	5 years
Library (online)	3 years
Vehicle	5 years

Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful lives of the assets.  Upon the retirement or disposition of property and equipment, the related cost and accumulated depreciation is removed and a gain or loss is recorded in the consolidated statements of operations.  Repairs and maintenance costs are expensed in the period incurred.

 Intangible Assets

Intangible assets with definite lives are stated at cost less accumulated amortization.  Amortization is computed using the straight-line method over the estimated useful lives of the assets per the following table.

Category	Depreciation Term
Call center	5 years
Course curricula	5 years

Long-Lived Assets

The Company assesses potential impairment to its long-lived assets when there is evidence that events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. An impairment loss is recorded when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The carrying amount of a long-lived asset is not recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Any required impairment loss is measured as the amount by which the carrying amount of a long-lived asset exceeds fair value and is recorded as a reduction in the carrying value of the related asset and an expense to operating results. There have been no impairment losses recognized by the Company for any periods presented.

Leases

The Company enters into various lease agreements in conducting its business.  At the inception of each lease, the University evaluates the lease agreement to determine whether the lease is an operating or capital lease.  Leases may contain initial periods of free rent and/or periodic escalations.  When such items are included in a lease agreement, the Company records rent expense on a straight-line basis over the initial term of a lease. The difference between the rent payment and the straight-line rent expense is recorded as a deferred rent liability.  The University expenses any additional payments under its operating leases for taxes, insurance or other operating expenses as incurred.

Revenue Recognition and Deferred Revenue

Revenues consist primarily of tuition and fees derived from courses taught by the University online as well as from related educational resources that the University provides to its students, such as access to our online materials and learning management system.  Tuition revenue and most fees from related educational resources are recognized pro-rata over the applicable period of instruction.  The University maintains an institutional tuition refund policy, which provides for all or a portion of tuition to be refunded if a student withdraws during stated refund periods.  Certain States in which students reside impose separate, mandatory refund policies, which override the University’s policy to the extent in conflict.  If a student withdraws at a time when a portion or none of the tuition is refundable, then in accordance with its revenue recognition policy, the University immediately recognizes as revenue the tuition that was not refunded.  Since the University recognizes revenue pro-rata over the term of the course and because, under its institutional refund policy, the amount subject to refund is never greater than the amount of the revenue that has been deferred, under the University’s accounting policies revenue is not recognized with respect to amounts that could potentially be refunded.  The University also charges students annual fees for library, technology and other services, which are deferred and recognized over the related service period.  Deferred revenue and student deposits in any period represent the excess of tuition, fees, and other student payments received as compared to amounts recognized as revenue and are reflected as current liabilities in the accompanying consolidated balance sheets.  The University’s educational programs have starting and ending dates that differ from its fiscal quarters.  Therefore, at the end of each fiscal quarter, a portion of revenue from these programs is not yet earned.  Other revenues may be recognized as sales occur or services are performed.

Instructional Costs and Services

Instructional costs and services consist primarily of costs related to the administration and delivery of the Company's educational programs.  This expense category includes compensation for faculty and administrative personnel, costs associated with online faculty, curriculum and new program development costs, bad debt expense related to accounts receivable, financial aid processing costs, technology license costs and costs associated with other support groups that provide services directly to the students.

Marketing and Promotional Costs

Marketing and promotional costs include compensation of personnel engaged in marketing and recruitment, as well as costs associated with purchasing leads, producing marketing materials, and advertising.  Such costs are generally affected by the cost of advertising media and leads, the efficiency of the Company's marketing and recruiting efforts, compensation for the Company's enrollment personnel and expenditures on advertising initiatives for new and existing academic programs.  Advertising costs consists primarily of marketing leads and other branding and promotional activities.  Non-direct response advertising activities are expensed as incurred, or the first time the advertising takes place, depending on the type of advertising activity.

General and Administrative

General and administrative expenses include compensation of employees engaged in corporate management, finance, human resources, information technology, compliance and other corporate functions.  General and administrative expenses also include professional services fees, travel and entertainment expenses and facility costs.

Income Taxes

The Company uses the asset and liability method to compute the differences between the tax basis of assets and liabilities and the related financial amounts. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount that more likely than not will be realized. The Company has deferred tax assets and liabilities that reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred tax assets are subject to periodic recoverability assessments. Realization of the deferred tax assets, net of deferred tax liabilities, is principally dependent upon achievement of projected future taxable income.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company accounts for uncertainty in income taxes using a two-step approach for evaluating tax positions. Step one, recognition, occurs when the Company concludes that a tax position, based solely on its technical merits, is more likely than not to be sustained upon examination. Step two, measurement, is only addressed if the position is more likely than not to be sustained. Under step two, the tax benefit is measured as the largest amount of benefit, determined on a cumulative probability basis, which is more likely than not to be realized upon ultimate settlement. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense.

Stock-Based Compensation

Stock-based compensation expense is measured at the grant date fair value of the award and is expensed over the requisite services period.  For employee stock-based awards, the Company calculates the fair value of the award on the date of grant using the Black-Scholes option pricing model.  Determining the fair value of stock-based awards at the grant date under this model requires judgment, including estimating volatility, employee stock option exercise behaviors and forfeiture rates.  The assumptions used in calculating the fair value of stock-based awards represent the Company's best estimates, but these estimates involve inherent uncertainties and the application of management judgment.  For non-employee stock-based awards, the Company calculates the fair value of the award on the date of grant in the same manner as employee awards, however, the awards are revalued at the end of each reporting period and the prorata compensation expense is adjusted accordingly until such time the nonemployee award is fully vested, at which time the total compensation recognized to date shall equal the fair value of the stock-based award as calculated on the measurement date, which is the date at which the award recipient’s performance is complete.  The estimation of stock-based awards that will ultimately vest requires judgment, and to the extent actual results or updated estimates differ from original estimates, such amounts are recorded as a cumulative adjustment in the period estimates are revised.

Net Loss Per Share

Net loss per common share is based on the weighted average number of shares of common stock outstanding during each year. Common stock equivalents, including 456,000 and 0 stock warrants for the years ended December 31, 2011 and 2010, respectively, are not considered in diluted loss per share because the effect would be anti-dilutive.

In addition to the above common stock equivalents, the Company has outstanding preferred shares (Series A through E) that are contingently convertible into common shares upon the Company becoming an SEC reporting company.  There were an aggregate of 15,403,006 and 0 preferred shares contingently convertible into 13,677,274 and 0 common shares for the years ended December 31, 2011 and 2010, respectively, that could be potentially dilutive in the future.  As a result of its merger with Aspen Group, Inc., on March 13, 2012 (the SEC Reporting Date), the Company became subject to SEC reporting requirements.  Accordingly, all of the preferred shares were automatically converted into common shares on that date (See Note 16).

Segment Information

The Company operates in one reportable segment as a single educational delivery operation using a core infrastructure that serves the curriculum and educational delivery needs of its online students regardless of geography.  The Company's chief operating decision makers, its CEO and President, manage the Company's operations as a whole, and no revenue, expense or operating income information is evaluated by the chief operating decision makers on any component level.

Recent Accounting Pronouncements

In October 2009, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update (“ASU”) 2009-13, which amends Accounting Standards Codification ("ASC") Topic 605, Revenue Recognition. This update changes the requirements for establishing separate units of accounting in a multiple element arrangement and requires the allocation of arrangement consideration to each deliverable based on the relative selling price. ASU 2009-13 is effective for revenue arrangements entered into in fiscal years beginning on or after June 15, 2010. The Company adopted ASU 2009-13 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-28, which amends ASC Topic 350, Intangibles-Goodwill and Other. This update amends the criteria for performing Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts and requires performing Step 2 if qualitative factors indicate that it is more likely than not that a goodwill impairment exists. The amendments in the update are effective for fiscal years beginning on or after December 15, 2010. The Company adopted ASU 2010-28 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In December 2010, the FASB issued ASU 2010-29, which amends ASC Topic 805, Business Combinations, which clarifies that, when presenting comparative financial statements, SEC registrants should disclose revenue and earnings of the combined entity as though any current period business combinations had occurred as of the beginning of the comparable prior annual reporting period only. The update also expands the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. ASU 2010-29 is effective prospectively for material (either on an individual or aggregate basis) business combinations entered into in fiscal years beginning on or after December 15, 2010, with early adoption permitted. The Company adopted ASU 2010-29 effective January 1, 2011, and such adoption did not have a material effect on the Company's financial statements.

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements. It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity. The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income. This ASU is effective for interim and annual periods beginning after December 15, 2011. The Company will adopt ASU 2011-05 effective January 1, 2012, and such adoption is not expected to have a material effect on the Company's financial statements.

In September 2011, the FASB issued ASU 2011-08, which amends ASC Topic 350, Intangibles-Goodwill and Other, to allow entities to use a qualitative approach to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If after performing the qualitative assessment an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step goodwill impairment test. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Company adopted ASU 2011-08 effective September 30, 2011, and such adoption did not have a material effect on the Company’s financial statements.

In December 2011, the FASB issued ASU 2011-12, which amends ASC Topic 220, Comprehensive Income, to defer certain aspects of ASU 2011-05. The new guidance is effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Company adopted this guidance, along with ASU 2011-05, on December 31, 2011, and such adoption did not have a material impact on the Company’s financial statements.

3. Secured Note and Accounts Receivable-Related Parties	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
3. Secured Note and Accounts Receivable-Related Parties

Note 3. Secured Note and Accounts Receivable – Related Parties

Note Receivable, Secured – Related Party

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the nine months ended September 30, 2012, interest income of $594 was recognized on the note receivable.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 11).

Accounts Receivable, Secured – Related Party

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company’s inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default.

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada.  Under the agreement, (a) the individual shall purchase and HEMG shall sell to the individual 400,000 common shares of the Company at $0.50 per share by April 10, 2012; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfill their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG  agrees to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company’s claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company shall waive any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014.  A group of predominantly existing shareholders implemented the purchase of 400,000 common shares at $0.50 per share per section (a) above on or before the April 10, 2012 deadline.  As of September 30, 2012, third party investors purchased 336,000 shares for $168,000 per section (b) above (See Note 7).  Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased.  Accordingly, as of September 30, 2012, the Company has recognized an allowance of $502,315 for this account receivable.  As of September 30, 2012 and December 31, 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured – related party, net (See Note 11).

On September 21, 2011, the Company loaned $238,210 to the chief executive officer of the Company (the “CEO”) in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) that are owned personally by the CEO.  The note along with accrued interest was due and payable on June 21, 2012.  For the year ended December 31, 2011, interest income of $1,867 was recognized.  On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 15).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in prepaid expenses and other current assets.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 15 and 16).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares of the Company as collateral for this account receivable.  As of December 31, 2011 and 2010, the remaining balance owed was $772,793 and $780,169, respectively, and is shown as accounts receivable, secured – related party.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company’s inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 15 and 16).

3a. Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Receivables [Abstract]
3a. Accounts Receivable

Accounts receivable consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Accounts receivable	$894,829	$1,112,597
Less: Allowance for doubtful accounts	(47,595)	(47,934)
Accounts receivable, net	$847,234	$1,064,663

Bad debt expense was $21,200 and $23,379 for the years ended December 31, 2011 and 2010, respectively.

See also Note 14 for concentrations of accounts receivable.

4. Intangible Assets	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Goodwill and Intangible Assets Disclosure [Abstract]
4. Intangible Assets

Note 4. Intangible Assets

Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	Septmber 30, 2012	December 31, 2011
Course curricula	$2,097,038	$2,072,238
Call center	1,321,950	927,455
	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$1,388,531	$1,236,996

The following is a schedule of estimated future amortization expense of intangible assets as of September 30, 2012:

Year Ending December 31,
2012	$393,478
2013	352,005
2014	313,418
2015	258,574
2016	71,056
Total	$1,388,531

Amortization expense for the nine months ended September 30, 2012 and 2011 was $267,760 and $161,599, respectively.

Intangible assets consisted of the following at December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010
Course curricula	$2,072,238	$2,018,147
Call center	927,455	-
	2,999,693	2,018,147
Accumulated amortization	(1,762,697)	(1,523,986)
Intangible assets, net	$1,236,996	$494,161

The following is a schedule of estimated future amortization expense of intangible assets as of December 31, 2011:

Year Ending December 31,
2012	$325,461
2013	300,420
2014	258,188
2015	220,047
2016	132,880
Total	$1,236,996

Amortization expense for the years ended December 31, 2011 and 2010 was $238,711 and $294,955, respectively.

During 2010, the Company acquired an aggregate of $52,000 of courseware curricula from an entity owned by the brother of the former Chairman of the Company (See Note 15).

4a. Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Property, Plant and Equipment [Abstract]
4a. Property and Equipment

Property and equipment consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010
Call center	$121,313	$-
Computer and office equipment	38,576	26,458
Library (online)	100,000	100,000
Vehicle	39,737	39,737
	299,626	166,195
Accumulated depreciation	(169,682)	(144,311)
Property and equipment, net	$129,944	$21,884

Depreciation expense for the years ended December 31, 2011 and 2010 was $25,371 and $43,848, respectively.  Accumulated depreciation amounted to $169,682 and $144,311 as of December 31, 2011 and 2010, respectively.

5. Loans Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes to Financial Statements
5. Loans Payable

Note 5. Loans Payable

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from the brother of the Company’s former Chairman.  From the date the funds were received through the date the loans were converted into convertible promissory notes payable, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due.  As of December 31, 2011, the entire balance of the loans payable is included in long-term liabilities as the Company, in February 2012, has converted the loans into long-term convertible notes payable (See Notes 6 and 11).

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from a related party.  During 2011 and 2010, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due as of each balance sheet date presented.  As of December 31, 2011 and 2010, the entire balance of the loans payable is included in long-term liabilities as the Company has subsequent to December 31, 2011 converted the loans into long-term convertible notes payable (See Notes 15 and 16).

5a. Accrued Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Payables and Accruals [Abstract]
5a. Accrued Expenses

Accrued expenses consisted of the following at December 31, 2011 and December 31, 2010:

	December 31, 2011	December 31, 2010

Accrued compensation	$33,930	$89,847
Accrued settlement payable	40,000	100,000
Other accrued expenses	93,598	76,269
Accrued expenses	$167,528	$266,116

In October 2009, the Company entered into an agreement with Glen Oaks College (“Glen Oaks”) whereby Glen Oaks would provide technical training to Aspen students.  Under the agreement, the Company received $100,000 from Glen Oaks in order to develop and obtain the necessary approvals to begin the program.  On May 20, 2011, Glen Oaks filed suit against the Company to return the $100,000 when the agreement was not performed.  On June 23, 2011, the Company agreed to settle the matter and paid Glen Oaks $5,000 on that date.  On July 22, 2011, the Company and Glen Oaks entered into a settlement agreement whereby the Company agreed to pay Glen Oaks as follows: (i) $5,000 upon execution of the settlement agreement and (ii) $10,000 per month for nine consecutive months commencing August 1, 2011.  As of December 31, 2011, the remaining settlement payable to Glen Oaks was $40,000.

6. Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
6. Convertible Notes Payable

Note 6. Convertible Notes Payable

As part of the recapitalization that occurred on March 13, 2012, the Company assumed from the public entity an aggregate of $20,000 of convertible notes bearing interest at 10% per annum.  Each note holder had the right, at its option and simultaneously with the first closing thereof, to convert all or a portion of the principal amount of the note into shares of the Company’s common stock at the conversion price of the next equity offering of the Company.  The notes meet the criteria of stock settled debt under ASC 480, “Distinguishing Liabilities from Equity”, and accordingly were presented at their fixed monetary amount of $20,000.  The convertible notes were past due as of the date of assumption and, accordingly, the Company was in default.  In April 2012, the convertible notes payable of $20,000 were converted into 20,000 common shares of the Company and, accordingly, the default was cured (See Note 9).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of September 30, 2012 (See Notes 5 and 11).

On March 13, 2012, the Company’s CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 11).

On February 29, 2012 (the "Effective Date"),  the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis with certain "carve-out" provisions for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities.  The Phase One financing was an offering of up to 40 Units of $50,000 each and was to be completed by March 31, 2012, but was extended to June 30, 2012.  Each Unit consisted of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes.  Mandatory conversion was to occur on the initial closing of the Phase Two financing, which occurred September 28, 2012.  The Convertible Notes (as extended) had a maturity date of September 30, 2012, carried provisions for price protection and contained registration rights.  For the Phase One financing, Laidlaw received a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the Units.  Separately, Laidlaw required an activation fee of $25,000.   As of June 30, 2012, the Company, without the assistance of any broker-dealer, raised $150,000 from the sale of 3.0 Units (including Convertible Notes payable and an estimated 37,500 warrants) from the Phase One financing and, raised another $1,289,527 (net of debt issuance costs of $266,473) from the sale of 31.12 Units (including Convertible Notes payable and an estimated 389,000 warrants) through Laidlaw.  The convertible note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares.  As a result of proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), all of the $1,706,000 (face value) of Convertible Notes were automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share.  In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes.  Accordingly, a loss of $3,339 was recognized in general and administrative expenses upon settlement (See Note 9).

On May 1, 2012, the Company issued a convertible note payable to a consultant in the amount of $49,825 in exchange for past services rendered, of which $38,175 pertains to the nine months ended September 30, 2012.  The note bore interest at 0.19% per annum, had a maturity date of September 30, 2012, and was convertible into the Company’s common shares at the lower (a) $1.00 or (b) the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note.  The convertible note embedded conversion options did not qualify as derivatives since the conversion shares were not readily convertible to cash due to an inactive trading market and there was no beneficial conversion value since the conversion price equaled the fair value of the shares. As a result of the private placement closing on September 28, 2012, the $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share.  In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note.  No gain or loss was recognized upon settlement (See Note 9).

On August 14, 2012, the Company’s CEO loaned the Company $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum.  The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit).  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 11).

Convertible notes payable consisted of the following at September 30, 2012:

Septmber 30, 2012
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5%; due on demand [A]	$300,000

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013 [A]	300,000

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000
Total	800,000
Less: Current maturities (includes $600,000 to related parties)	(600,000)
Amount due after one year (includes $50,000 to related parties)	$200,000

[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013.

Future maturities of the convertible notes payable are as follows:

Year Ending December 31,
2013	$600,000
2014	200,000
$800,000

Notes Payable – Related Party

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum.  The notes were due in October 2009 and became demand notes at that time.  For the years ended December 31, 2011 and 2010, interest expense of $2,393 and $7,126 was recognized on the notes.  As of December 31, 2011 and 2010, the balance of accrued interest was $0 and $6,953, which is included in accrued expenses.  As of December 31, 2011 and 2010, the balance due on the notes payable was $0 and $25,000, all of which is short-term (See Note 15).

Convertible Notes Payable

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum.  The notes were convertible beginning after the closing of the EGC Merger (See Note 1).  As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record.  In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered.  In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 12 and 15).

Notes payable consisted of the following at December 31, 2011 and 2010:

	December 31, 2011	December 31, 2010

Note payable - related party originating June 15, 2009, monthly payment of interest only; interest at 18%	$-	$25,000

Note payable for vehicle, 72 monthly payments of $618; interest at 8.4% through March 2014	15,151	21,022

Less: Current maturities	(6,383)	(30,871)
Amount due after one year	$8,768	$15,151

Future maturities of the notes payable are as follows:

Year Ending December 31,
2012	$6,383
2013	6,940
2014	1,828
$15,151

7. Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies Disclosure [Abstract]
7. Commitments and Contingencies

Note 7. Commitments and Contingencies

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000.  The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at September 30, 2012).  The line of credit requires minimum monthly payments consisting of interest only.  The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company.  The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date.  The balance due on the line of credit as of September 30, 2012 was $215,754.  Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities.  The unused amount under the line of credit available to the Company at September 30, 2012 was $34,246.

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of September 30, 2012, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The University is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies.  In particular, the HEA and the regulations promulgated thereunder by the DOE subject the University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal student financial assistance programs authorized under Title IV of the HEA.  The University has had provisional certification to participate in the Title IV programs.  That provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 500 student recipients for Title IV funding for the duration of the provisional certification.  During 2011, the University’s provisional certification was scheduled to expire, but the University timely filed its application for recertification with the DOE, which extended the term of the University’s certification pending DOE review.  The provisional certification restrictions continue with regard to the University’s participation in Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education.  In addition, an institution must be accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE.  The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE’s extensive academic, administrative, and financial regulations regarding institutional eligibility and certification.  An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis.  The University performs periodic reviews of its compliance with the various applicable regulatory requirements.  If we were ineligible to receive Title IV funding, given Title IV cash receipts represented approximately 7% of total revenues in 2011, our operations and liquidity would be minimally impacted.

As a result of certain events in 2012, the Company has been requested by DOE to provide a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011, by March 28, 2012.  On March 27, 2012, the Company provided the DOE with the requested letter of credit expiring March 28, 2013.  On June 18, 2012, the DOE, having reviewed Aspen’s same-day balance sheet filing and application for approval of the change in ownership and control, notified Aspen of the DOE’s requirement that Aspen increase its letter of credit by August 31, 2012 from 10% to 25% of Aspen’s Title IV receipts in 2011.  Accordingly, on August 31, 2012, the Company provided the DOE with the increased letter for which the due date was extended to December 31, 2013.  The DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue.

The HEA requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards.  Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because the Company operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Delaware Approval to Confer Degrees

Aspen is a Delaware corporation.  Delaware law requires an institution to obtain approval from the Delaware Department of Education

(“Delaware DOE”) before it may incorporate with the power to confer degrees.  On July 3, 2012, Aspen received notice from the Delaware DOE that it is granted provisional approval status effective until June 30, 2015.  Aspen is authorized by the Colorado Commission on Education to operate in Colorado as a degree granting institution.

Guarantee to Purchase Common Shares

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada (See Note 3).  As part of the agreement, the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement.  As of July 3, 2012, the guarantee resulted in a liability of the Company to purchase these shares.  As of September 30, 2012, third party investors purchased 336,000 common shares for $168,000, leaving the Company with a remaining liability to purchase 264,000 common shares for $132,000.  On October 1, 2012, the Company purchased the 264,000 common shares for $132,000 and the shares became treasury shares.

Line of Credit

The Company maintains a line of credit with a bank, up to a maximum credit line of $250,000.  The line of credit bears interest equal to the prime rate plus 0.50% (overall interest rate of 3.75% at December 31, 2011).  The line of credit requires minimum monthly payments consisting of interest only.  The line of credit is secured by all business assets, inventory, equipment, accounts, general intangibles, chattel paper, documents, instruments and letter of credit rights of the Company.  The line of credit is for an unspecified time until the bank notifies the Company of the Final Availability Date, at which time payments on the line of credit become the sum of: (a) accrued interest and (b) 1/60th of the unpaid principal balance immediately following the Final Availability Date.  The balance due on the line of credit as of December 31, 2011 was $233,215.  Since the earliest the line of credit is due and payable is over a five year period and the Company believes that it could obtain a comparable replacement line of credit elsewhere, the entire line of credit is included in long-term liabilities.  The unused amount under the line of credit available to the Company at December 31, 2011 was $16,785.

Operating Leases

The Company leases office space for its Denver, Colorado location under a seven-year lease agreement commencing September 15, 2008.  The operating lease granted four initial months of free rent and had a base monthly rent of $6,526 commencing January 15, 2009.  Thereafter, the monthly rent escalates 2.5% annually over the base year.

The following is a schedule by years of future minimum rental payments required under operating leases that have initial or remaining noncancelable lease terms in excess of one year as of December 31, 2011:

Year ending December 31,
2012	$84,206
2013	86,172
2014	88,139
2015	60,070
Total minimum payments required	$318,587

Rent expense was $114,511 and $81,532 for the years ended December 31, 2011 and 2010, respectively.

Employment Agreements

From time to time, the Company enters into employment agreements with certain of its employees.  These agreements typically include bonuses, some of which are performance-based in nature.  As of December 31, 2011, the Company had entered into five employment agreements whereby the Company is obligated to pay an annual performance bonus ranging from 50% to 100% of the employee’s base salary based upon the achievement of pre-established milestones.  Such annual bonuses are to be paid one-half in cash and the remainder in common shares of the Company.  As of December 31, 2011, no performance bonuses have been earned.

Consulting Agreement

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month.  On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense.  No additional amounts are due under the consulting agreement (See Note 15).

Legal Matters

From time to time, we may be involved in litigation relating to claims arising out of our operations in the normal course of business. As of December 31, 2011, there were no pending or threatened lawsuits that could reasonably be expected to have a material effect on the results of our operations.

There are no proceedings in which any of our directors, officers or affiliates, or any registered or beneficial shareholder, is an adverse party or has a material interest adverse to our interest.

Regulatory Matters

The University is subject to extensive regulation by Federal and State governmental agencies and accrediting bodies.  In particular, the Higher Education Act (“HEA”) and the regulations promulgated thereunder by the U.S. Department of Education (“DOE”) subject the University to significant regulatory scrutiny on the basis of numerous standards that schools must satisfy to participate in the various types of federal learner financial assistance under Title IV programs.  The Company has had provisional certification to participate in the Title IV programs.  Aspen’s provisional certification imposes certain regulatory restrictions including, but not limited to, a limit of 500 student recipients for Title IV funding for the duration of the provisional certification.  During 2011, the Company’s provisional certification expired and the Company has filed its application for recertification with the DOE.  Due to the expiration and pending recertification, these restrictions continue with regard to the Company’s participation in DOE Title IV programs.

To participate in the Title IV programs, an institution must be authorized to offer its programs of instruction by the relevant agencies of the State in which it is located, and since July 2011, potentially in the States where an institution offers postsecondary education through distance education, accredited by an accrediting agency recognized by the DOE and certified as eligible by the DOE.  The DOE will certify an institution to participate in the Title IV programs only after the institution has demonstrated compliance with the HEA and the DOE’s extensive academic, administrative, and financial regulations regarding institutional eligibility.  An institution must also demonstrate its compliance with these requirements to the DOE on an ongoing basis.  The University performs periodic reviews of its compliance with the various applicable regulatory requirements.  If we were ineligible to receive Title IV funding, given Title IV cash receipts represented approximately 7% of total revenues in 2011, our operations and liquidity would be minimally impacted.

As a result of certain subsequent events, the Company has been requested by DOE to provide a letter of credit in the amount of $105,865 by March 28, 2012, which is 10% of Aspen’s Title IV receipts in 2011.  Aspen has timely informed the DOE that it will provide the requested letter of credit by the deadline.  The DOE may impose additional terms and conditions in any temporary provisional program participation agreement that it may issue pending review of Aspen’s application for approval of the change in ownership and control.  Furthermore, DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue after it reviews Aspen’s application for approval of the change in ownership and control (See Note 16).

 The Higher Education Act requires accrediting agencies to review many aspects of an institution's operations in order to ensure that the education offered is of sufficiently high quality to achieve satisfactory outcomes and that the institution is complying with accrediting standards.  Failure to demonstrate compliance with accrediting standards may result in the imposition of probation, the requirements to provide periodic reports, the loss of accreditation or other penalties if deficiencies are not remediated.

Because the Company operates in a highly regulated industry, it may be subject from time to time to audits, investigations, claims of noncompliance or lawsuits by governmental agencies or third parties, which allege statutory violations, regulatory infractions or common law causes of action.

Return of Title IV Funds

An institution participating in Title IV programs must correctly calculate the amount of unearned Title IV program funds that have been disbursed to students who withdraw from their educational programs before completion and must return those unearned funds in a timely manner, generally within 45 days of the date the school determines that the student has withdrawn.  Under Department regulations, failure to make timely returns of Title IV program funds for 5% or more of students sampled on the institution's annual compliance audit in either of its two most recently completed fiscal years can result in the institution having to post a letter of credit in an amount equal to 25% of its required Title IV returns during its most recently completed fiscal year.  If unearned funds are not properly calculated and returned in a timely manner, an institution is also subject to monetary liabilities or an action to impose a fine or to limit, suspend or terminate its participation in Title IV programs.

Delaware Approval to Confer Degrees

Aspen is a Delaware corporation.  Delaware law requires an institution to obtain approval from the Delaware Department of Education (“Delaware DOE”) before it may incorporate with the power to confer degrees.  Aspen did not obtain such approval.  It has begun communications with the Delaware DOE and is taking steps to obtain Delaware DOE approval.  An application to the State of Delaware has been made and we are awaiting a decision or additional guidance.

Unauthorized Borrowings

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President.  The amount of unauthorized borrowings during the years ended December 31, 2011 and 2010 was $14,876 and $261,468, respectively, which have been expensed as loss due to unauthorized borrowing, a non-operating item.  As of December 31, 2011 and 2010, the aggregate amount of unauthorized borrowings due back to the Company was $2,209,960 and $2,195,084, respectively.  Having been unsuccessful since December 2011 to negotiate a settlement agreement with Patrick Spada to secure the amounts due back to the Company, on March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company, valued at $1.00 per share, based on recent sales of capital stock as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 15, 16 and 17).

8. Temporary Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Text Block [Abstract]
8. Temporary Equity

Note 8. Temporary Equity

Prior to their conversion to common shares on March 13, 2012, the Series A, Series D and Series E preferred shares were classified as temporary equity.  During 2012 through March 13, 2012, the preferred shares accumulated additional dividends of $37,379 and as of March 13, 2012, total cumulative preferred dividends were $124,705.  On March 13, 2012, all preferred shares were automatically converted into common shares and, based on the terms of the preferred shares, none of the cumulative dividends shall ever be paid (See Note 9).

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties).  The Series A shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA.  During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Notes 15 and 16).

During 2011, the Company sold an aggregate of 1,176,750 Series D preferred shares and a warrant to purchase 400,000 Series D shares in exchange for cash proceeds of $1,109,268, net of offering costs of $67,482.  The warrants are exercisable at $1.00 per share for five years beginning June 28, 2011 and, after the SEC Reporting Date, are exercisable into common shares of the Company.  The Series D shares have the same features as the Series A shares (see above) except for 550,000 of the Series D shares for which the price protection is for a period of 36 months following the SEC Reporting Date.  During the year ended December 31, 2011, cumulative dividend on the Series D preferred shares amounted to $30,632 (See Note 16).

During 2011, the Company sold an aggregate of 1,700,000 Series E preferred shares in exchange for cash proceeds of $1,550,817, net of offering costs of $149,183 and a warrant to purchase 56,000 Series E shares.  The warrants are exercisable at $1.00 per share for five years beginning September 28, 2011 and, after the SEC Reporting Date, are exercisable into common shares of the Company.  The Series E shares have the same features as the Series A shares (see above) except item (v) the price protection is for a period of 36 months following the SEC Reporting Date.  During the year ended December 31, 2011, cumulative dividend on the Series E preferred shares amounted to $22,194 (See Note 16).

On October 28, 2011, the Company filed a First Amendment to the second amended and restated certificate of incorporation whereby a liquidation preference equal to the original issue price ($1.00) was added to both the Series D and Series E shares.  In addition, the liquidation preferences of the Series D shares became pari passu with the liquidation preferences of the Series E shares and the liquidation preferences of both the Series D and Series E shares became senior to the liquidation preferences of the Series C shares (See Note 16).

9. Stockholders' Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
9. Stockholders' Equity

Note 9. Stockholders’ Equity (Deficiency)

Stock Dividend and Reverse Split

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock.  This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which had a conversion ratio of 0.8473809.

Common Stock

On March 13, 2012, all of the outstanding preferred shares of the Company were automatically converted into 13,677,274 common shares of Aspen Group, Inc. (See Note 8).

Pursuant to the recapitalization discussed below, the Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.

In April 2012, the Company issued 20,000 common shares upon the conversion of $20,000 of convertible notes payable (See Note 6).

On September 28, 2012, the Company raised $2,494,899 (net of offering costs of $262,101) from the sale of 78.77 Units (including 7,877,144 common shares and 3,938,570 five-year warrants exercisable at $0.50 per share) through Laidlaw.  Also, on September 28, 2012, as a result of this financing, all of the $1,706,000 (face value) of Convertible Notes from the Phase One financing automatically converted into 5,130,795 common shares at the contractual rate of $0.3325 per share.  In addition, 202,334 common shares and 50,591 five-year warrants exercisable at $0.3325 per share were issued to settle $67,276 of accrued interest on the aforementioned Convertible Notes.  Accordingly, a loss of $3,339 was recognized upon settlement (See Note 6).

On September 28, 2012, as a result of the aforementioned financing, a $49,825 (face value) convertible note was automatically converted into 142,357 common shares at the contractual rate of $0.35 per share.  In addition, 112 common shares were issued to settle $39 of accrued interest on the aforementioned convertible note.  No gain or loss was recognized upon settlement (See Note 6).

550,000 of the former Series D shares and all 1,700,000 of the former Series E shares continue to have price protection through March 13, 2015.  On September 28, 2012, as a result of the initial closing of the Phase Two financing, 4,516,917 common shares were issued to the former owners of Series D and Series E shares under the price protection provision.  This resulted in an increase in common stock of $4,517 with a corresponding decrease in additional paid-in capital.

Recapitalization

On March 13, 2012 (the “recapitalization date”), the Company was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of the Company (the “Recapitalization” or the “Reverse Merger”).  The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc.  For accounting purposes, Aspen University Inc. is the acquirer and Aspen Group, Inc. is the acquired company because the stockholders of Aspen University Inc. acquired both voting and management control of the combined entity.  The Company is deemed to have issued 9,760,000 common shares to the original stockholders of the publicly-held entity.  Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen University Inc. and the operations since the recapitalization date are those of Aspen University Inc. and Aspen Group, Inc.  The assets and liabilities of both companies are combined at historical cost on the recapitalization date.  As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated.  As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized.  The assets acquired and liabilities assumed from the publicly-held company were as follows:

Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Stock Warrants

All outstanding warrants issued by the Company to date have been related to capital raises.  Accordingly, the Company has not recognized any stock-based compensation for warrants issued during the periods presented.

A summary of the Company’s warrant activity during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	456,000	$0.33
Issued	6,187,264	$0.44
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Exercisable, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Of the Company’s outstanding warrants, 2,654,103 contain price protection.  The Company evaluated whether the price protection provision of the warrant would cause derivative treatment.  In its assessment, the Company determined that since its shares are not readily convertible to cash due to no active public market existing, the warrants are excluded from derivative treatment.  Certain of the company’s outstanding warrants also have a cashless exercise provision.

Stock Incentive Plan and Stock Option Grants to Employees and Directors

Immediately following the closing of the Reverse Merger, on March 13, 2012, the Company adopted the 2012 Equity Incentive Plan (the “Plan”) that provides for the grant of 2,500,000 shares (increased to 5,600,000 shares effective September 28, 2012) in the form of incentive stock options, non-qualified stock options, restricted shares, stock appreciation rights and restricted stock units to employees, consultants, officers and directors.  As of September 30, 2012, 835,629 shares were remaining under the Plan for future issuance.

During the nine months ended September 30, 2012, the Company granted 4,779,371 stock options to employees, all of which were under the Plan, having an exercise price ranging from $0.35 to $1.00 per share.  While most of the options vest pro rata over three to four years on each anniversary date, 166,665 vested immediately; all options expire five years from the grant date.  The total fair value of stock options granted to employees during the nine months ended September 30, 2012 was $961,808, which is being recognized over the respective vesting periods.  The Company recorded compensation expense of $118,921 for the nine months ended September 30, 2012, in connection with employee stock options.

The Company estimates the fair value of share-based compensation utilizing the Black-Scholes option pricing model, which is dependent upon several variables such as the expected option term, expected volatility of the Company’s stock price over the expected term, expected risk-free interest rate over the expected option term, expected dividend yield rate over the expected option term, and an estimate of expected forfeiture rates.  The Company believes this valuation methodology is appropriate for estimating the fair value of stock options granted to employees and directors which are subject to ASC Topic 718 requirements.  These amounts are estimates and thus may not be reflective of actual future results, nor amounts ultimately realized by recipients of these grants.  The Company recognizes compensation on a straight-line basis over the requisite service period for each award.  The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.4%	N/A

The Company utilized the simplified method to estimate the expected life for stock options granted to employees.  The simplified method was used as the Company does not have sufficient historical data regarding stock option exercises.  The expected volatility is based on the average of the expected volatilities from the most recent audited financial statements available for comparative public companies that are deemed to be similar in nature to the Company.  The risk-free interest rate is based on the U.S. Treasury yields with terms equivalent to the expected life of the related option at the time of the grant.  Dividend yield is based on historical trends.  While the Company believes these estimates are reasonable, the compensation expense recorded would increase if the expected life was increased, a higher expected volatility was used, or if the expected dividend yield increased.

A summary of the Company’s stock option activity for employees and directors during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	4,779,371	$0.61
Exercised	-
Forfeited	(190,000)	$1.00
Expired	-
Balance Outstanding, September 30, 2012	4,589,371	$0.59	4.8	$-

Expected to vest, September 30, 2012	4,531,194	$0.59	4.8	$-

Exercisable, September 30, 2012	166,665	$0.35	5.0	$-

The weighted-average grant-date fair value of options granted to employees during the nine months ended September 30, 2012 was $0.20.

As of September 30, 2012, there was $768,582 of total unrecognized compensation costs related to nonvested share-based compensation arrangements.  That cost is expected to be recognized over a weighted-average period of 1.6 years.

Stock Option Grants to Non-Employees

During the nine months ended September 30, 2012, the Company granted 175,000 stock options to non-employees, all of which were under the Plan, having an exercise price of $1.00 per share.  The options vest pro rata over three years on each anniversary date; all options expire five years from the grant date.  The total fair value of stock options granted to non-employees during the nine months ended September 30, 2012 was $57,750, all of which was recognized immediately as these stock options were issued for prior services rendered.  The Company recorded compensation expense of $57,750 for the nine months ended September 30, 2012, in connection with non-employee stock options.

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company’s stock option activity for non-employees during the nine months ended September 30, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	175,000	$1.00
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, September 30, 2012	175,000	$1.00	4.5	$-

Expected to vest, September 30, 2012	175,000	$1.00	4.5	$-

Exercisable, September 30, 2012	-	N/A	N/A	N/A

The weighted-average grant-date fair value of options granted to non-employees during the nine months ended September 30, 2012 was $0.33.

Stock Dividends and Reverse Split

On May 17, 2011, the Company declared a stock dividend of 1.1 new shares of common stock of the Company for each share presently held as of the close of business on May 20, 2011.  All references to the Company’s outstanding shares, warrants and per share information have been retroactively adjusted to give effect to the stock dividend.

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock.  This was done in order to reduce the conversion ratio of the convertible preferred stock for all Series to 1 for 1 except for Series C, which now has a conversion ratio of 0.8473809 (See Note 16).

Authorized Shares

On May 17, 2011, the Company amended its certificate of incorporation whereby the total number of authorized shares was increased from 10,000,000 shares to: (i) 60,000,000 shares of common stock having a par value of $0.001 per share, and (ii) 20,000,000 shares of preferred stock having a par value of $0.001 per share.

On May 17, 2011, the Company designated 850,500 Series A preferred shares, 368,421 Series B preferred shares, 11,411,400 Series C preferred shares, and 3,700,000 Series D preferred shares.

On September 9, 2011, the Company filed its second amended certificate of incorporation whereby the Company designated 2,000,000 Series E preferred shares.

Preferred Shares

In May 2011, $350,000 of convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 15).  The Series B shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 1 share of common for each share of Series B; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; and (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio (See Note 16).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC, the Company’s largest stockholder exchanged all 11,307,450 common shares owned into 11,307,450 Series C shares.  The Series C shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 0.8473809 shares of common for each share of Series C; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) exclusion from the two-for-one stock split effectuated immediately prior to the SEC Reporting Date (See Note 16); and (vi) a liquidation preference of $0.001 per share (See Note 16).

Common Shares

On May 11, 2011, pursuant to a rescission offer, the Company rescinded an aggregate of 170,100 common shares and returned to investors an aggregate of $165,000 as a result of Blue Sky violations.  The treasury shares were subsequently retired.

On May 19, 2011, the Company issued 3,200,000 common shares of the Company in order to acquire all of the outstanding shares of EGC as part of a merger (See Note 1).

On May 20, 2011, as part of a post-closing transaction of the merger with EGC and a settlement with a certain group of investors, the Company repurchased an aggregate of 850,500 common shares and returned to investors an aggregate of $740,000.  The treasury shares were subsequently retired.

On December 28, 2011, the Company repurchased an aggregate of 34,020 common shares and returned to investors an aggregate of $21,200.  The treasury shares were subsequently retired.

During 2010, the Company’s largest stockholder contributed some of its common shares, which the Company sold for net proceeds of $250,500 to the Company.  Since there was no increase in the overall number of shares outstanding, the entire amount was recognized as additional paid-in capital.

Stock Warrants

All outstanding warrants issued by the Company to date have been related to capital raises.  Accordingly, the Company has not recognized any stock-based compensation for warrants issued during the years presented.

A summary of the Company’s warrant activity during the year ended December 31, 2011 is presented below:

		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2010	-	-
Granted	456,000	$1.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, December 31, 2011	456,000	$1.00	4.5	$-

Exercisable, December 31, 2011	456,000	$1.00	4.5	$-

All of the Company’s warrants contain price protection.  The Company evaluated whether the price protection provision of the warrant would cause derivative treatment.  In its assessment, the Company determined that since its shares are not readily convertible to cash due to no public market existing, the warrants are excluded from derivative treatment.

9a. Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
9a. Income Taxes

The components of income tax expense (benefit) are as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Current:
Federal	$-	$-
State	-	-
	-	-
Deferred:
Federal	-	-
State	-	-
	-	-
Total Income tax expense (benefit)	$-	$-

Significant components of the Company's deferred income tax assets and liabilities are as follows:

	December 31, 2011	December 31, 2010
Deferred tax assets:
Net operating loss	$2,064,725	$123,586
Allowance for doubtful accounts	17,637	17,763
Intangible assets	(148,345)	187,111
Property and equipment	(805)	776
Deferred rent	9,473	10,335
Loss due to unauthorized borrowing	-	813,406
Total deferred tax assets	1,942,685	1,152,977

Valuation allowance:
Beginning of year	(1,152,977)	(980,662)
(Increase) decrease during year	(789,708)	(172,315)
Ending balance	(1,942,685)	(1,152,977)

Net deferred tax asset	$-	$-

A valuation allowance is established if it is more likely than not that all or a portion of the deferred tax asset will not be realized.  The Company recorded a valuation allowance in 2010 and 2011 due to the uncertainty of realization.  Management believes that based upon its projection of future taxable operating income for the foreseeable future, it is more likely than not that the Company will not be able to realize the tax benefit associated with deferred tax assets.  The net change in the valuation allowance during the years ended December 31, 2011 and 2010 was an increase of $749,708 and $172,315, respectively.

At December 31, 2011, the Company had $5,571,935 of net operating loss carryforwards which will expire from 2029 to 2031. The Company believes its tax positions are all highly certain of being upheld upon examination. As such, the Company has not recorded a liability for unrecognized tax benefits. As of December 31, 2011, tax years 2004 and 2007 through 2010 remain open for IRS audit. The Company has received no notice of audit from the Internal Revenue Service for any of the open tax years.

A reconciliation of income tax computed at the U.S. statutory rate to the effective income tax rate is as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Statutory U.S. federal income tax rate	34.0%	34.0%
State income taxes, net of federal tax benefit	3.1	3.1
Other	(0.1)	-
Change in valuation allowance	(37.0)	(37.1)
Effective income tax rate	0.0%	0.0%

10. Concentrations	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Risks and Uncertainties [Abstract]
10. Concentrations

Note 10. Concentrations

Concentration of Revenues, Accounts Receivable and Costs and Expenses

For the three and nine months ended September 30, 2012 and 2011, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Customer 1	27.5%	38.3%	35.9%	42.9%
Customer 2	-	11.4%	13.1%	-
Totals	27.5%	49.7%	49.0%	42.9%

At September 30, 2012 and December 31, 2011, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	Septmber 30, 2012	December 31, 2011
Customer 1	22.1%	53.4%
Customer 2	15.0%	17.3%
Customer 3	15.0%	-
Totals	52.1%	70.7%

For the three and nine months ended September 30, 2012 and 2011, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Vendor 1	10.2%	17.6%	13.3%	25.2%
Totals	10.2%	17.6%	13.3%	25.2%

Concentration of Credit Risk

On November 9, 2010, the FDIC issued a Final Rule implementing section 343 of the Dodd-Frank Wall Street Reform and Consumer Protection Act that provides for unlimited insurance coverage of noninterest-bearing transaction accounts.  Beginning December 31, 2010, through December 31, 2012, all noninterest-bearing transaction accounts are fully insured, regardless of the balance of the account, at all FDIC-insured institutions.  The unlimited insurance coverage is available to all depositors, including consumers, businesses, and governmental entities.  This unlimited insurance coverage is separate from, and in addition to, the insurance coverage provided to a depositor’s other deposit accounts held at an FDIC-insured institution.  A noninterest-bearing transaction account is a deposit account where interest is neither accrued nor paid; depositors are permitted to make an unlimited number of transfers and withdrawals; and the bank does not reserve the right to require advance notice of an intended withdrawal. The Company maintains its cash in bank and financial institution deposits that at times may exceed federally insured limits. The Company has not experienced any losses in such accounts through December 31, 2011.  As of December 31, 2011, the Company’s bank balances exceeded FDIC insured amounts by approximately $50,000.  There were no balances in excess of FDIC insured levels as of December 31, 2010.

Concentration of Revenues, Accounts Receivable and Publisher Expense

For the years ended December 31, 2011 and 2010, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Customer 1	44.6%	50.1%
Totals	44.6%	50.1%

At December 31, 2011 and 2010, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	December 31, 2011	December 31, 2010

Customer 1	53.4%	29.1%
Customer 2	17.3%	-
Customer 3	-	30.3%
Customer 4	-	20.2%
Totals	70.7%	79.6%

For the years ended December 31, 2011 and 2010, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the	For the
	Year Ended	Year Ended
	December 31, 2011	December 31, 2010
Vendor 1	24.4%	38.8%
Totals	24.4%	38.8%

11. Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions [Abstract]
11. Related Party Transactions

Note 11. Related Party Transactions

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the three months ended September 30, 2012, interest income of $594 was recognized on the note receivable.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Note 3).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares (automatically converted to 654,850 common shares on March 13, 2012) of the Company as collateral for this account receivable.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the Company’s inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default.

On April 4, 2012, the Company entered into an agreement with: (i) an individual, (ii) Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company and (iii) Mr. Patrick Spada.  Under the agreement, (a) the individual shall purchase and HEMG shall sell to the individual 400,000 common shares of the Company at $0.50 per share by April 10, 2012; (b) the Company guaranteed it would purchase at least 600,000 common shares of the Company at $0.50 per share within 90 days of the agreement and the Company would use its best efforts to purchase from HEMG and resell to investors an additional 1,400,000 common shares of the Company at $0.50 per share within 180 days of the agreement; (c) provided HEMG and Mr. Patrick Spada fulfill their obligations under (a) and (b) above, the Company shall consent to additional private transfers by HEMG and/or Mr. Patrick Spada of up to 500,000 common shares of the Company on or before March 13, 2013; (d) HEMG  agrees to not sell, pledge or otherwise transfer 142,500 common shares of the Company pending resolution of a dispute regarding the Company’s claim that HEMG sold 131,500 common shares of the Company without having enough authorized shares and a stockholder did not receive 11,000 common shares of the Company owed to him as a result of a stock dividend; and (e) the Company shall waive any default of the accounts receivable, secured - related party and extend the due date to September 30, 2014.  A group of predominantly existing shareholders implemented the purchase of 400,000 common shares at $0.50 per share per section (a) above on or before the April 10, 2012 deadline.  As of September 30, 2012, third party investors placed $168,000 in escrow to purchase 336,000 shares per section (b) above (See Note 7).  Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased.  Accordingly, as of September 30, 2012, the Company has recognized an allowance of $502,315 for this account receivable.  As of September 30, 2012 and December 31, 2011, the balance of the account receivable, net of allowance, was $270,478 and $772,793 and is shown as accounts receivable, secured – related party, net (See Note 3).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue dates.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of September 30, 2012 (See Notes 5 and 6).

On March 13, 2012, the Company’s CEO loaned the Company $300,000 and received a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 6).

On August 14, 2012, the Company’s CEO loaned the Company an additional $300,000 and received a convertible promissory note, payable on demand, bearing interest at 5% per annum.  The note is convertible into common shares of the Company at the rate of $0.35 per share (based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit).  The Company evaluated the convertible note and determined that, for the embedded conversion option, there was no beneficial conversion value to record as the conversion price is considered to be the fair market value of the common shares on the note issue date.  On September 4, 2012, the maturity date was extended to August 31, 2013 (See Note 6).

On September 21, 2011, the Company loaned $238,210 to the chief executive officer of the Company (the “CEO”) in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 40,000 shares of common stock of interclick, Inc. (a publicly-traded company) that are owned personally by the CEO.  The note along with accrued interest was due and payable on June 21, 2012.  For the year ended December 31, 2011, interest income of $1,867 was recognized.  On December 20, 2011, the note along with accrued interest of $1,867 was paid in full (See Note 4).

On December 14, 2011, the Company loaned $150,000 to an officer of the Company in exchange for a promissory note bearing 3% per annum.  As collateral, the note was secured by 500,000 shares of the Company’s common stock owned personally by the officer.  The note along with accrued interest was due and payable on September 14, 2012.  For the year ended December 31, 2011, interest income of $210 was recognized on the note receivable and is included in prepaid expenses and other current assets.  As of December 31, 2011, the balance due on the note receivable was $150,000, all of which is short-term.  On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 4 and 16).

On March 30, 2008 and December 1, 2008, the Company sold course curricula pursuant to marketing agreements to Higher Education Group Management, Inc. (“HEMG”), a related party and principal stockholder of the Company whose president is Mr. Patrick Spada, the former Chairman of the Company, in the amount of $455,000 and $600,000, respectively; UCC filings were filed accordingly.  Under the marketing agreements, the receivables are due net 60 months.  On September 16, 2011, HEMG pledged 772,793 Series C preferred shares of the Company as collateral for this account receivable.  As of December 31, 2011 and 2010, the remaining balance owed was $772,793 and $780,169, respectively, and is shown as accounts receivable, secured – related party.  On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 4 and 16).

During 2005 through 2011, the Company advanced funds without board authority to both Patrick Spada (former Chairman of the Company) and HEMG, of which Patrick Spada is President.  The amount of unauthorized borrowings during the years ended December 31, 2011 and 2010 was $14,876 and $261,468, respectively, which have been expensed as loss due to unauthorized borrowing, a non-operating item.  As of December 31, 2011 and 2010, the aggregate amount of unauthorized borrowings due back to the Company was $2,209,960 and $2,195,084, respectively.  Having been unsuccessful since December 2011 to negotiate a settlement agreement with Patrick Spada to secure the amounts due back to the Company, on March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company, valued at $1.00 per share, based on recent sales of capital stock as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 10, 16 and 17).

During 2009, the Company received advances aggregating $200,000 from three individuals.  Of the total funds received, $50,000 was received from a related party.  During 2011 and 2010, the loans were non-interest bearing demand loans and, therefore, no interest expense was recognized or due as of each balance sheet presented.  As of December 31, 2011 and 2010, the entire balance of the loans payable is included in long-term liabilities as the Company has subsequent to December 31, 2011 converted the loans into long-term convertible notes payable (See Notes 8 and 16).

In June 2009, the Company borrowed an aggregate of $45,000 from an individual, who was an officer of the Company at that time, in exchange for notes payable bearing interest at 18% per annum.  The notes were due in October 2009 and became demand notes at that time.  For the years ended December 31, 2011 and 2010, interest expense of $2,393 and $7,126 was recognized on the notes.  As of December 31, 2011 and 2010, the balance of accrued interest was $0 and $6,953, which is included in accrued expenses.  As of December 31, 2011 and 2010, the balance due on the notes payable was $0 and $25,000, all of which is short-term (See Note 9).

On March 6, 2011, the Company authorized the issuance of up to $350,000 of convertible notes that were convertible into Series B preferred shares at $0.95 per share, bearing interest of 6% per annum.  The notes were convertible beginning after the closing of the EGC Merger (See Note 1).  As of May 13, 2011, the Company had received an aggregate of $328,000 (of which $73,000 was received from related parties) from the sale of convertible notes.  In addition, the Company issued an aggregate of $22,000 (of which $16,000 was to related parties) of convertible notes for services rendered.  In May 2011, $350,000 of the convertible notes were converted into 368,411 Series B preferred shares (See Notes 9 and 12).

On September 16, 2011, the Company entered into a two-year consulting agreement with the former Chairman of the Company in which the Company was obligated to pay $11,667 per month.  On September 28, 2011, the Company prepaid 13 months of the consulting agreement, or $151,667, which was then amortized until December 31, 2011, at which time the consulting agreement was terminated and the remaining unamortized prepaid expense was recognized immediately as consulting expense.  No additional amounts are due under the consulting agreement (See Note 10).

During 2011, the Company sold an aggregate of 850,395 Series A preferred shares in exchange for cash proceeds of $809,900 (of which $230,000 was received from then related parties).  The Series A shares have the following features:  (i) equal voting rights as the common shares; (ii) automatically convert to common shares at the time the Company is required to file Forms 10-Q and 10-K with the SEC (the “SEC Reporting Date”); (iii) a conversion ratio of 1 share of common for each share of Series A; (iv) until the SEC Reporting Date, transfer restricted to permitted transfers; (v) until the SEC Reporting Date, price protection should any common stock or equivalents be issued with a lower conversion ratio; (vi) 5% cumulative accruing dividends whether or not declared (payable only upon redemption per vii); and (vii) shall be redeemed by the Company if: (a) Michael Mathews is no longer the CEO, or (b) the SEC Reporting Date does not occur on or before January 31, 2012 (on February 29, 2012, this was extended to March 15, 2012), but (c) only to the extent the Company has EBITDA.  During the year ended December 31, 2011, cumulative dividend on the Series A preferred shares amounted to $34,500 (See Notes 11 and 16).

On March 13, 2012, the Company’s CEO made an investment of $300,000 in a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record (See Note 16).

Included in revenues for the year ended December 31, 2010 is $125,000 of revenue from the sale of course curricula to a related party, which was controlled by our former Chairman.

During 2010, the Company acquired an aggregate of $52,000 of courseware curricula, which was capitalized and included in intangible assets, from an entity owned by the brother of Patrick Spada, the former Chairman of the Company.

12. Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
12. Subsequent Events

Note 12. Subsequent Events

On October 1, 2012, the Company purchased 264,000 common shares for $132,000 from the Company’s former chairman (see Note 7). The shares are being held as treasury shares.

On October 10, 2012, the Company entered into a non-exclusive agreement with Global Arena Capital Corp. (“GAC”), a broker-dealer, through which GAC agreed to use its best efforts to raise up to $2,030,000 from the sale of Units of common stock and warrants that are identical to those Units sold on September 28, 2012.  The Company agreed to compensate GAC from sales of Units by paying it compensation equal to 10% of the gross proceeds sold by it.  The Company will also issue GAC five-year warrants to purchase 10% of the same Units it sells to investors with an exercise price equal to the purchase price paid by investors ($35,000 per Unit).  In addition, the Company agreed to pay GAC a 3% non-accountable expense allowance from the proceeds of Units sold by it.

On October 23, 2012, the Company issued a number of options and warrants as described below.  The Company retained two investor relations firms agreeing to pay one firm $50,000 a year for two years and issuing it 200,000 shares of common stock.  The second firm was retained for one year with a fee of $5,000 per month.  It also received 100,000 shares of common stock and 100,000 five-year warrants exercisable at $0.60 per share.  The Company issued another consultant $150,000 five-year warrants exercisable at $0.50 per share.  Under the Plan, the Company issued another consultant 20,000 five-year stock options exercisable at $0.50 per share vesting in equal annual increments over a three-year period subject to the consultant continuing to provide services for the Company.

The Company issued non-plan stock options to its executive officers as compensation for salary deferrals through August 31, 2012.  Messrs. Michael Mathews, Brad Powers and David Garrity received 288,911, 255,773, and 136,008 five-year stock options, respectively, exercisable at $0.35 per share which options are fully vested.  Further, the Company issued additional non-plan options to executive officers who reduced their salaries for the period September 1 through December 31, 2012.  The Company granted Messrs. Mathews, Powers and Garrity 166,666 five-year options, respectively, and Dr. Gerald Williams 47,620 five-year options, all exercisable at $0.35 per share with 25% of these options vesting on the last day of September, October, November and December 2012, subject to the applicable executive remaining employed on each applicable vesting date. Under the Plan, the Company granted its controller 75,000 five-year options exercisable at $0.35 per share vesting annually over a four-year period subject to her remaining employed by the Company on each applicable vesting date.  All stock options or shares granted are valued on the appropriate measurement date and the related expense shall be recognized over the requisite service period.

On October 4, 2012, the Company entered into a three-year lease agreement for its call center in Scottsdale, Arizona.  The lease agreement commenced October 4, 2012 and requires rent payments of $4,491 per month during months 4 through 12, $4,601 per month during the second year, and $4,710 per month during the third year.

In November 2012, Dr. Michael D’Anton, a director, forgave an outstanding $22,000 loan made to Aspen University in exchange for 62,857 five-year vested options exercisable at $0.35 per share.

On January 23, 2012, the Company filed a Second Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before February 29, 2012 (See Notes 11 and 15).

On February 16, 2012, the note receivable from an officer was repaid along with accrued interest (See Notes 4 and 15).

On February 23, 2012, the Company approved a stock dividend of one new share of the Company for each share presently held.  Following the stock dividend, the Company approved a one-for-two reverse stock split as of the close of business on February 24, 2012 in which each two shares of common stock shall be combined into one share of common stock (See Note 12).

On February 25, 2012, February 27, 2012 and February 29, 2012, loans payable to an individual, another individual and a related party (the brother of Patrick Spada, the former Chairman of the Company), of $100,000, $50,000 and $50,000, respectively, were converted into two-year convertible promissory notes, bearing interest of 0.19% per annum.  Beginning March 31, 2012, the notes are convertible into common shares of the Company at the rate of $1.00 per share.  As these loans (now convertible promissory notes) are not due for at least 12 months after the balance sheet, they have been included in long-term liabilities as of December 31, 2011 (See Notes 8 and 15).

On February 29, 2012, the Company filed a Third Amendment to the second amended and restated certificate of incorporation whereby the Series A, Series D and Series E preferred shares shall be redeemed if the SEC Reporting Date does not occur on or before March 15, 2012 (See Note 11).

On February 29, 2012, (the "Effective Date") the Company retained the investment bank of Laidlaw & Company (UK) Ltd. ("Laidlaw") on an exclusive basis with certain "carve-out" provisions for the purpose of raising up to $6,000,000 (plus up to an additional $1,200,000 million to cover over-allotments at the option of Laidlaw) through two successive best-efforts private placements of the Company's securities.  The agreement has been modified by substituting Aspen Group, Inc. The Phase One financing is an offering of up to 40 units of $50,000 each and is to be completed by March 31, 2012 with an extension possible to April 30, 2012.  Each unit consists of: (i) senior secured convertible notes (the "Convertible Notes"), bearing 10% interest, convertible into the Company's common shares at the lower of (a) $1.00 or (b) 95% of the per share purchase price of any shares of common stock (or common stock equivalents) issued on or after the original issue date of the note and (ii) five-year warrant to purchase that number of the Company's common shares equal to 25% of the number of shares issuable upon conversion of the Convertible Notes.  Mandatory conversion will occur on the initial closing of the Phase Two financing.  The Convertible Notes mature on June 30, 2012, carry provisions for price protection and require the Company to file a registration statement for the resale of the underlying common stock nine months after closing of the Phase Two offering.  For the Phase One financing, Laidlaw will receive a cash fee of 10% of aggregate funds raised along with a five-year warrant (the "Laidlaw Warrant") equal to 10% of the common stock reserved for issuance in connection with the units.  For funds raised by other parties, Laidlaw's compensation shall be 5% cash and 5% Laidlaw Warrant.  Separately, Laidlaw requires an activation fee of $25,000, of which $15,000 was paid upon execution of the agreement.  Subsequent to the closing of the Reverse Merger, Aspen Group, Inc., without the assistance of any broker dealer, raised $150,000 from the Phase One financing.  Laidlaw will commence its offering after Aspen Group, Inc. files its report on Form 8-K with the Securities and Exchange Commission disclosing the Reverse Merger.

On March 8, 2012, due to the impending reduction in the value of the collateral as the result of the Series C conversion ratio and the inability to engage Mr. Spada in good faith negotiations to increase HEMG’s pledge, Michael Mathews, the Company’s CEO, pledged 117,943 common shares of the Company, owned personally by him, valued at $1.00 per share based on recent sales of capital stock as additional collateral to the accounts receivable, secured – related party.  On March 13, 2012, the Company deemed the receivables stemming from the sale of courseware curricula to be in default (See Notes 4 and 15).

On March 13, 2012, three directors of the Company pledged an aggregate of 2,209,960 common shares of the Company as collateral for the amounts due from Patrick Spada and HEMG.  On August 16, 2012, the Company rescinded the pledge agreements and returned the shares to the directors (See Notes 10, 15 and 17).

On March 13, 2012, the Company’s CEO made an investment of $300,000 in a convertible promissory note due March 31, 2013, bearing interest at 0.19% per annum.  The note is convertible into common shares of the Company at the rate of $1.00 per share upon five days written notice to the Company.  The Company evaluated the convertible notes and determined that, for the embedded conversion option, there was no beneficial conversion value to record (See Note 15).

On March 13, 2012 (the “recapitalization date”), the Company was acquired by Aspen Group, Inc., an inactive publicly-held company, in a reverse merger transaction accounted for as a recapitalization of the Company (the “Recapitalization” or the “Reverse Merger”).  The common and preferred stockholders of the Company received 25,515,204 common shares of Aspen Group, Inc. in exchange for 100% of the capital stock of Aspen University Inc.  For accounting purposes, Aspen is the acquirer and Aspen Group, Inc. is the acquired company.  Accordingly, after completion of the recapitalization, the historical operations of the Company are those of Aspen and the operations since the recapitalization date are those of Aspen and Aspen Group, Inc.  The assets and liabilities of both companies are combined at historical cost on the recapitalization date.  As a result of the recapitalization and conversion of all Company preferred shares into common shares of the public entity, all redemption and dividend rights of preferred shares were terminated.  As a result of the recapitalization, the Company now has 120,000,000 shares of common stock, par value $0.001 per share, and 10,000,000 shares of preferred stock, par value $0.001 per share authorized.

Immediately following the closing of the Reverse Merger, the Company adopted the 2012 Equity Incentive Plan (the “Plan”) which provides for 2,500,000 shares to be granted under the Plan.  On March 14, 2012, the Company granted an aggregate of 1,500,000 stock options, all of which were under the Plan, having an exercise price of $1.00 per share.  The options vest one-third on each anniversary date commencing March 14, 2013 and expire five years from the grant date.  The total fair value of stock options granted was $495,000, which is being recognized over the respective vesting period.

Consistent with the Higher Education Act, Aspen’s certification to participate in Title IV programs terminated after closing of the Reverse Merger, and Aspen must apply to DOE to reestablish its eligibility and certification to participate in the Title IV programs.  However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution that is seeking approval of a change in ownership, like Aspen, under certain circumstances while the DOE reviews the institution’s application.  On March 15, 2012 the DOE asked Aspen to notify it in writing whether Aspen would be able to provide to the DOE by March 28, 2012 a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011.  Aspen has timely informed the DOE that it will provide the requested letter of credit by March 28, 2012.  The DOE may impose additional terms and conditions in any temporary provisional program participation agreement that it may issue pending review of Aspen’s application for approval of the change in ownership and control.  Furthermore, DOE may impose additional or different terms and conditions in any final provisional program participation agreement that it may issue after it reviews Aspen’s application for approval of the change in ownership and control.

13. Restatement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity [Abstract]
13. Restatement

Subsequent to the issuance of the Company’s 2011 and 2010 consolidated financial statements, management determined that it should have expensed certain alleged unauthorized borrowings in 2011, 2010 and certain other prior periods rather than reporting these amounts as a secured receivable, although such funds were fully secured with common shares of the Company owned personally and pledged by certain directors of the Company.  Accordingly, the consolidated financial statements have been restated to correct this error.  On August 16, 2012, as a direct result of this restatement, the Company rescinded the pledge agreements guaranteeing the receivable and returned the pledged shares to the three directors.  The resulting effect of the restatement in 2011 is: (1) a reduction of receivable from stockholder, secured – related party, current assets and total assets of $2,209,960, (2) an increase in loss due to unauthorized borrowing and net loss of $14,876 and (3) an increase in cash used in operations of $14,876.  The resulting effect of the restatement in 2010 is: (1) a reduction of receivable from stockholder, secured – related party, current assets and total assets of $2,195,084, (2) an increase in loss due to unauthorized borrowing and net loss of $261,468, (3) an increase in the net loss per share by $0.01, and (4) an increase in cash used in operations of $140,939.  Moreover, the opening accumulated deficit as of December 31, 2009 increased from $792,167 to $2,725,783.  Certain applicable portions of Notes 1, 4, 10, 13, 15 and 16 have also been revised accordingly.

2. Significant Accounting Policies (Policies)	9 Months Ended
Sep. 30, 2012
Notes to Financial Statements
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of Aspen Group, Inc. and its wholly-owned subsidiaries.  All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of the unaudited condensed consolidated financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts in the unaudited condensed consolidated financial statements.  Actual results could differ from those estimates.  Significant estimates in the accompanying unaudited condensed consolidated financial statements include the allowance for doubtful accounts and other receivables, the valuation of collateral on certain receivables, the valuation and amortization periods of intangible assets, valuation of stock-based compensation and the valuation allowance on deferred tax assets.

Restricted Cash

Restricted Cash

Restricted cash represents amounts pledged as security for transactions involving Title IV programs.  Upon the DOE’s completion of its review of the Company’s application to participate in Title IV programs, the funds are expected to be released and available for use by the Company.

Consistent with the Higher Education Act, Aspen’s certification to participate in Title IV programs terminated after closing of the reverse merger, and Aspen must apply to DOE to reestablish its eligibility and certification to participate in the Title IV programs.  However, in order to avoid significant disruption in disbursements of Title IV funds, the DOE may temporarily and provisionally certify an institution that is seeking approval of a change in ownership, like Aspen, under certain circumstances while the DOE reviews the institution’s application.  On March 15, 2012 the DOE asked Aspen to provide to the DOE by March 28, 2012 a letter of credit in the amount of $105,865, which is 10% of Aspen’s Title IV receipts in 2011.  On March 27, 2012, the Company opened a 12-month money market account, maturing March 28, 2013, with its banking institution in the amount of $105,865 and pledged that to the letter of credit.  On June 18, 2012, the DOE, having reviewed Aspen’s same-day balance sheet filing and application for approval of the change in ownership and control, notified Aspen of the DOE’s requirement that Aspen increase its letter of credit by August 31, 2012 from 10% to 25% of Aspen’s Title IV receipts in 2011.  Accordingly, on August 27, 2012, the Company deposited an additional $158,500 into the money market acct.  On August 31, 2012, the Company pledged the additional $158,500 to the letter of credit and extended the due date to December 31, 2013.  The Company shall consider $264,832 (includes accrued interest of $467) as restricted cash (shown as a long-term asset as of September 30, 2012) until such letter of credit expires.  As of September 30, 2012, the account bears interest of 0.25%.

Fair Value Measurements

Fair Value Measurements

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants.  The Company classifies assets and liabilities recorded at fair value under the fair value hierarchy based upon the observability of inputs used in valuation techniques.  Observable inputs (highest level) reflect market data obtained from independent sources, while unobservable inputs (lowest level) reflect internally developed market assumptions. The fair value measurements are classified under the following hierarchy:

Level 1—Observable inputs that reflect quoted market prices (unadjusted) for identical assets and liabilities in active markets;

Level 2—Observable inputs, other than quoted market prices, that are either directly or indirectly observable in the marketplace for identical or similar assets and liabilities, quoted prices in markets that are not active, or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets and liabilities; and

Level 3—Unobservable inputs that are supported by little or no market activity that are significant to the fair value of assets or liabilities.

The estimated fair value of certain financial instruments, including

Net Loss Per Share

Net Loss Per Share

Net loss per common share is based on the weighted average number of shares of common stock outstanding during each period. Common stock equivalents, including 4,764,371 and 0 stock options, 6,643,264 and 456,000 stock warrants, and a variable amount of shares (a minimum of 1,357,143 and 0 common shares as of September 30, 2012 and 2011) underlying $800,000 and $0 of convertible notes payable for the nine months ended September 30, 2012 and 2011, respectively, are not considered in diluted loss per share because the effect would be anti-dilutive.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In June 2011, the FASB, issued ASU 2011-05, which amends ASC Topic 220, Comprehensive Income, which requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of comprehensive income or in two separate but consecutive statements.  It eliminates the option to present components of other comprehensive income as part of the statement of changes in stockholders' equity.  The ASU does not change the items which must be reported in other comprehensive income, how such items are measured or when they must be reclassified to net income.  This ASU is effective for interim and annual periods beginning after December 15, 2011.  The Company adopted ASU 2011-05 effective January 1, 2012, and such adoption did not have a material effect on the Company's financial statements.

4. Intangible Assets (Tables)	9 Months Ended
Sep. 30, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets

Intangible assets consisted of the following at September 30, 2012 and December 31, 2011:

	Septmber 30, 2012	December 31, 2011
Course curricula	$2,097,038	$2,072,238
Call center	1,321,950	927,455
	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$1,388,531	$1,236,996

The following is a schedule of estimated future amortization expense of intangible assets as of September 30, 2012:

Year Ending December 31,
2012	$393,478
2013	352,005
2014	313,418
2015	258,574
2016	71,056
Total	$1,388,531

6. Convertible Notes Payable (Tables)	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Abstract]
Notes Payable

Convertible notes payable consisted of the following at September 30, 2012:

Septmber 30, 2012
Note payable - related party originating August 14, 2012; no monthly payments required; bearing interest at 5%; due on demand [A]	$300,000

Note payable - related party originating March 13, 2012; no monthly payments required; bearing interest at 0.19%; maturing at March 31, 2013 [A]	300,000

Note payable - originating February 25, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 25, 2014	100,000

Note payable - originating February 27, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 27, 2014	50,000

Note payable - related party originating February 29, 2012; no monthly payments required; bearing interest at 0.19%; maturing at February 29, 2014	50,000
Total	800,000
Less: Current maturities (includes $600,000 to related parties)	(600,000)
Amount due after one year (includes $50,000 to related parties)	$200,000

[A] - effective September 4, 2012, note amended to provide a maturity date of August 31, 2013.

Future maturities of the convertible notes payable are as follows:

Year Ending December 31,
2013	$600,000
2014	200,000
$800,000

9. Stockholders' Equity (Tables)	9 Months Ended
Sep. 30, 2012
Equity [Abstract]
Assets and Liabilities acquired	The assets acquired and liabilities assumed from the publicly-held company were as follows:
Cash and cash equivalents	$337
Liabilities assumed	(21,206)
Net	$(20,869)

Warranty Activity

A summary of the Company’s warrant activity during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Warrants	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	456,000	$0.33
Issued	6,187,264	$0.44
Exercised	-	-
Forfeited	-	-
Expired	-	-
Balance Outstanding, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Exercisable, September 30, 2012	6,643,264	$0.43	4.7	$47,332

Compensation Expense for Stock Options Granted

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	2.5 - 3.8	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.31% - 0.60%	N/A
Dividend yield	0.00%	N/A
Expected forfeiture rate	1.4%	N/A

Stock Options Activity to Employees

A summary of the Company’s stock option activity for employees and directors during the nine months ended September 30, 2012 is presented below:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	4,779,371	$0.61
Exercised	-
Forfeited	(190,000)	$1.00
Expired	-
Balance Outstanding, September 30, 2012	4,589,371	$0.59	4.8	$-

Expected to vest, September 30, 2012	4,531,194	$0.59	4.8	$-

Exercisable, September 30, 2012	166,665	$0.35	5.0	$-

Stock Options Grants to Non-Employees

The following table summarizes the assumptions the Company utilized to record compensation expense for stock options granted to non-employees during the nine months ended September 30, 2012 and 2011:

	For the Nine	For the Nine
	Months Ended	Months Ended
Assumptions	Septmber 30, 2012	Septmber 30, 2011
Expected life (years)	3.5	N/A
Expected volatility	44.2%	N/A
Weighted-average volatility	44.2%	N/A
Risk-free interest rate	0.60%	N/A
Dividend yield	0.00%	N/A

A summary of the Company’s stock option activity for non-employees during the nine months ended September 30, 2012 is presented below:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
Options	Shares	Price	Term	Value
Balance Outstanding, December 31, 2011	-
Granted	175,000	$1.00
Exercised	-
Forfeited	-
Expired	-
Balance Outstanding, September 30, 2012	175,000	$1.00	4.5	$-

Expected to vest, September 30, 2012	175,000	$1.00	4.5	$-

Exercisable, September 30, 2012	-	N/A	N/A	N/A

10. Concentrations (Tables)	9 Months Ended
Sep. 30, 2012
Risks and Uncertainties [Abstract]
Concentrations Of Revenues

For the three and nine months ended September 30, 2012 and 2011, the Company had significant customers with individual percentage of total revenues equaling 10% or greater as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Customer 1	27.5%	38.3%	35.9%	42.9%
Customer 2	-	11.4%	13.1%	-
Totals	27.5%	49.7%	49.0%	42.9%

Concentrations Of Accounts Receivable

At September 30, 2012 and December 31, 2011, concentration of accounts receivable with significant customers representing 10% or greater of accounts receivable was as follows:

	Septmber 30, 2012	December 31, 2011
Customer 1	22.1%	53.4%
Customer 2	15.0%	17.3%
Customer 3	15.0%	-
Totals	52.1%	70.7%

Concentrations Of Expense

For the three and nine months ended September 30, 2012 and 2011, the Company had significant vendors representing 10% or greater of cost and expense as follows:

	For the Three	For the Three	For the Nine	For the Nine
	Months Ended	Months Ended	Months Ended	Months Ended
	Septmber 30, 2012	Septmber 30, 2011	Septmber 30, 2012	Septmber 30, 2011
Vendor 1	10.2%	17.6%	13.3%	25.2%
Totals	10.2%	17.6%	13.3%	25.2%

4. Intangible Assets (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Details
Course curricula	$ 2,097,038	$ 2,072,238
Call center	1,321,950	927,455
Total	3,418,988	2,999,693
Accumulated amortization	(2,030,457)	(1,762,697)
Intangible assets, net	$ 1,388,531	$ 1,236,996

4. Intangible Assets (Details 1) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Intangible Assets Details 1
For the year ended December 31, 2012	$ 393,478
For the year ended December 31, 2013	352,005
For the year ended December 31, 2014	313,418
For the year ended December 31, 2015	258,574
For the year ended December 31, 2016	71,056
Total	$ 1,388,531	$ 1,236,996

6. Convertible Notes Payable (Details) (USD $)	Sep. 30, 2012
Notes Payable	$ 800,000
Less: Current Maturities	(600,000)
Amount due after one year	200,000
Payable August 14 12012 Due On Demand
Notes Payable	300,000
Notes Payable March 13 2012 Thru March 31 2013
Notes Payable	300,000
Notes Payable February 25 2012 Thru Feb 25 2014
Notes Payable	100,000
Notes Payable February 27 2012 Thru Feb 27 2014
Notes Payable	50,000
Notes Payable February 29 2012 Thru Feb 29 2014
Notes Payable	$ 50,000

6. Convertible Notes Payable (Details 1) (USD $)	Sep. 30, 2012
Convertible Notes Payable Details 1
For the year ended December 31, 2013	$ 600,000
For the year ended December 31, 2014	200,000
Total	$ 800,000

9. Stockholders' Equity (Details) (USD $)	Sep. 30, 2012
Stockholders Equity Details
Cash and cash equivalents	337
Liabilities Assumed	$ (21,206)
Net	$ (20,869)

9. Stockholders' Equity (Details 1) (USD $)	9 Months Ended
Sep. 30, 2012
Stock Warrants
Number of Options Outstanding, Beginning	456,000
Number of Options Issued	6,187,264
Number of Options Exercised	0
Number of Options Forfeited	0
Number of Options Exercisable	6,643,264
Weighted Average Exercise Price Outstanding, Beginning	$ 0.33
Weighted Average Exercise Price Issued	$ 0.44
Weighted Average Exercise Price Outstanding, Ending	$ 0.43
Weighted Average Exercise Price Exercisable	$ 0.43
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 15 days
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 8 months 15 days
Aggregate Intrinsic Value Outstanding, Ending	$ 47,332
Aggregate Intrinsic Value Exercisable	$ 47,332
Grants to Employee and Directors
Number of Options Outstanding, Beginning	0
Number of Options Issued	4,779,371
Number of Options Exercised	0
Number of Options Forfeited	(190,000)
Number of Options Outstanding, Ending	4,589,371
Number of Options Exercisable	4,589,371
Weighted Average Exercise Price Outstanding, Beginning	$ 0.61
Weighted Average Exercise Price Forfeited	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 0.59
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 9 months 22 days
Weighted Average Remaining Contractual Life (in years) Exercisable	5 years
Grants to Non Employees
Number of Options Outstanding, Beginning	175,000
Number of Options Issued	0
Number of Options Exercised	0
Number of Options Forfeited	0
Number of Options Outstanding, Ending	175,000
Weighted Average Exercise Price Outstanding, Beginning	$ 1
Weighted Average Exercise Price Outstanding, Ending	$ 1
Weighted Average Exercise Price Exercisable	$ 1
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 6 months

9. Stockholders' Equity (Details 2)	9 Months Ended
Sep. 30, 2012
Stock Incentive Plan To Employees And Directors
Expected life (years)	2.5-3.8
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Minimum	3.10%
Risk-free interest rate, Maximum	6.00%
Dividend yield	0.00%
Expected forfeiture rate	1.40%
Stock Incentive Plan To Non Employees
Expected life (years)	3.5
Expected volatility	44.20%
Weighted-average volatility	44.20%
Risk-free interest rate, Maximum	6.00%
Dividend yield	0.00%
Expected forfeiture rate	0.00%

10. Concentrations (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentrations Details
Customer 1	27.50%	38.30%	35.90%	42.90%
Customer 2	0.00%	11.40%	13.10%	0.00%
Totals	27.50%	49.70%	49.00%	42.90%

10. Concentrations (Details 1)	Sep. 30, 2012	Dec. 31, 2011
Concentrations Details 1
Customer 1	22.10%	53.40%
Customer 2	15.00%	17.30%
Customer 3	15.00%	0.00%
Totals	52.10%	70.70%

10. Concentrations (Details 2)	3 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011
Concentrations Details 2
Vendor 1	10.20%	17.60%	13.30%	25.20%
Totals	10.20%	17.60%	13.30%	25.20%

1. Nature of Operations and Going Concern (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Nature Of Operations And Going Concern Details Narrative
Net Loss-Allocable to Common Shareholders	$ 1,721,976	$ 884,875	$ 5,213,755	$ 1,251,230	$ 2,222,899	$ 465,014
Negative Cash Flows from Operations			$ 2,288,416	$ 390,055	$ 1,097,089	$ (105,678)

2. Significant Accounting Policies (Details Narrative) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Significant Accounting Policies Details Narrative
Restricted cash	$ 264,832		$ 0	$ 0
Antidilutive shares	12,764,778	456,000
Convertible Notes Payable	$ 800,000

7. Commitments and Contingencies (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Commitments And Contingencies Details Narrative
Line of Credit-Balance Due	$ 215,754	$ 233,215	$ 243,499
Line of Credit-Credit Available	250,000
Unused credit line available	34,246
Common shares purchased	336,000
Common shares value	$ 168,000

11. Related Party Transactions (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions Details Narrative
Allowance for related party receivable	$ 502,315
Related party receivable, net	$ 270,478	$ 772,793